UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04719

The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Teton Advisors, Inc.
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Keeley Small Cap Fund

Class AAA - WESCX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Keeley Small Cap Fund - Class AAA (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow, and earnings growth potential. You may find additional information about the Fund at https://gabelli.com/ticker/WESCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class AAA	$68	1.25%

How did the Fund perform?

For the six month period ended March 31, 2026, the Keeley Small Cap Fund outperformed its broad-based and comparative benchmarks, the Russell 2000 and the Russell 2000 Value Indices. The portfolio benefited most from positions in high-quality companies supplying the semiconductor equipment manufacturing, aerospace and defense, and AI datacenter infrastructure industries. Contributors to performance included Advanced Energy Industries, Inc., TTM Technologies, Inc., and MSK Inc. Detractors from the portfolio included PAR Technology Corporation, Ethan Allen Interiors Inc., and Progress Software Corporation.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	Keeley Small Cap Fund - Class AAA	Russell 2000 Index	Russell 2000 Value Index
03/16	10,000	10,000	10,000
03/17	13,379	12,622	12,937
03/18	14,991	14,110	13,601
03/19	14,904	14,399	13,624
03/20	10,720	10,945	9,586
03/21	22,038	21,326	18,889
03/22	23,945	20,091	19,516
03/23	21,260	17,759	16,986
03/24	25,310	21,259	20,171
03/25	24,775	20,407	19,542
03/26	35,185	25,655	25,031

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class AAA	18.55%	42.02%	9.81%	13.41%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Russell 2000 Value Index	8.37%	28.09%	5.79%	9.61%

Fund Statistics

  Total Net Assets$86,007,468
  Number of Portfolio Holdings89
  Portfolio Turnover Rate12%
  Management Fees$219,490

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/WESCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NetScout Systems Inc.	3.3%
Advanced Energy Industries Inc.	2.6%
Flowserve Corp.	2.6%
AAR Corp.	2.6%
MKS Inc.	2.5%
OPENLANE Inc.	2.4%
TTM Technologies Inc.	2.3%
MYR Group Inc.	2.2%
IMAX Corp.	2.2%
Ultra Clean Holdings Inc.	2.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	94.5%
U.S. Government Obligations	5.1%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banking	12.1%
Semiconductors	11.0%
Diversified Industrial	7.1%
Health Care	7.0%
Computer Software and Services	5.7%
Energy and Utilities	5.5%
Electronics	5.4%
Retail	5.3%
Other Industry sectors	40.5%
Other Assets and Liabilities (Net)	0.4%

Keeley Small Cap Fund

Semi-Annual Shareholder Report - March 31, 2026

Class AAA - WESCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/WESCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

WESCX-26-SATSR

Keeley Small Cap Fund

Class C - WWSCX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Keeley Small Cap Fund - Class C (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow, and earnings growth potential. You may find additional information about the Fund at https://gabelli.com/ticker/WWSCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class C	$109	2.00%

How did the Fund perform?

For the six month period ended March 31, 2026, the Keeley Small Cap Fund outperformed its broad-based and comparative benchmarks, the Russell 2000 and the Russell 2000 Value Indices. The portfolio benefited most from positions in high-quality companies supplying the semiconductor equipment manufacturing, aerospace and defense, and AI datacenter infrastructure industries. Contributors to performance included Advanced Energy Industries, Inc., TTM Technologies, Inc., and MSK Inc. Detractors from the portfolio included PAR Technology Corporation, Ethan Allen Interiors Inc., and Progress Software Corporation.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	Keeley Small Cap Fund - Class C	Keeley Small Cap Fund - Class C (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
03/16	10,000	10,000	10,000	10,000
03/17	13,283	13,183	12,622	12,937
03/18	14,763	14,652	14,110	13,601
03/19	14,576	14,466	14,399	13,624
03/20	10,408	10,330	10,945	9,586
03/21	21,227	21,067	21,326	18,889
03/22	22,896	22,724	20,091	19,516
03/23	20,169	20,017	17,759	16,986
03/24	23,829	23,650	21,259	20,171
03/25	23,158	22,984	20,407	19,542
03/26	32,651	32,405	25,655	25,031

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class C	18.16%	40.99%	8.99%	12.56%
Keeley Small Cap Fund - Class C (includes sales charge)	17.16%	39.99%	8.99%	12.56%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Russell 2000 Value Index	8.37%	28.09%	5.79%	9.61%

Fund Statistics

  Total Net Assets$86,007,468
  Number of Portfolio Holdings89
  Portfolio Turnover Rate12%
  Management Fees$219,490

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/WWSCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NetScout Systems Inc.	3.3%
Advanced Energy Industries Inc.	2.6%
Flowserve Corp.	2.6%
AAR Corp.	2.6%
MKS Inc.	2.5%
OPENLANE Inc.	2.4%
TTM Technologies Inc.	2.3%
MYR Group Inc.	2.2%
IMAX Corp.	2.2%
Ultra Clean Holdings Inc.	2.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	94.5%
U.S. Government Obligations	5.1%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banking	12.1%
Semiconductors	11.0%
Diversified Industrial	7.1%
Health Care	7.0%
Computer Software and Services	5.7%
Energy and Utilities	5.5%
Electronics	5.4%
Retail	5.3%
Other Industry sectors	40.5%
Other Assets and Liabilities (Net)	0.4%

Keeley Small Cap Fund

Semi-Annual Shareholder Report - March 31, 2026

Class C - WWSCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/WWSCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

WWSCX-26-SATSR

Keeley Small Cap Fund

Class I - WWSIX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Keeley Small Cap Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow, and earnings growth potential. You may find additional information about the Fund at https://gabelli.com/ticker/WWSIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class I	$55	1.00%

How did the Fund perform?

For the six month period ended March 31, 2026, the Keeley Small Cap Fund outperformed its broad-based and comparative benchmarks, the Russell 2000 and the Russell 2000 Value Indices. The portfolio benefited most from positions in high-quality companies supplying the semiconductor equipment manufacturing, aerospace and defense, and AI datacenter infrastructure industries. Contributors to performance included Advanced Energy Industries, Inc., TTM Technologies, Inc., and MSK Inc. Detractors from the portfolio included PAR Technology Corporation, Ethan Allen Interiors Inc., and Progress Software Corporation.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $500,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $500,000 Investment

Table Summary
	Keeley Small Cap Fund - Class I	Russell 2000 Index	Russell 2000 Value Index
03/16	500,000	500,000	500,000
03/17	670,669	631,100	646,850
03/18	753,079	705,507	680,033
03/19	750,507	719,970	681,189
03/20	541,312	547,249	479,285
03/21	1,115,543	1,066,314	944,431
03/22	1,215,144	1,004,575	975,786
03/23	1,081,906	887,944	849,324
03/24	1,290,997	1,062,957	1,008,572
03/25	1,266,647	1,020,333	977,105
03/26	1,803,766	1,282,762	1,251,574

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class I	18.68%	42.40%	10.09%	13.69%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Russell 2000 Value Index	8.37%	28.09%	5.79%	9.61%

Fund Statistics

  Total Net Assets$86,007,468
  Number of Portfolio Holdings89
  Portfolio Turnover Rate12%
  Management Fees$219,490

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/WWSIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NetScout Systems Inc.	3.3%
Advanced Energy Industries Inc.	2.6%
Flowserve Corp.	2.6%
AAR Corp.	2.6%
MKS Inc.	2.5%
OPENLANE Inc.	2.4%
TTM Technologies Inc.	2.3%
MYR Group Inc.	2.2%
IMAX Corp.	2.2%
Ultra Clean Holdings Inc.	2.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	94.5%
U.S. Government Obligations	5.1%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banking	12.1%
Semiconductors	11.0%
Diversified Industrial	7.1%
Health Care	7.0%
Computer Software and Services	5.7%
Energy and Utilities	5.5%
Electronics	5.4%
Retail	5.3%
Other Industry sectors	40.5%
Other Assets and Liabilities (Net)	0.4%

Keeley Small Cap Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - WWSIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/WWSIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

WWSIX-26-SATSR

Keeley Small Cap Fund

Class A - WWSAX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Keeley Small Cap Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow, and earnings growth potential. You may find additional information about the Fund at https://gabelli.com/ticker/WWSAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Small Cap Fund - Class A	$68	1.25%

How did the Fund perform?

For the six month period ended March 31, 2026, the Keeley Small Cap Fund outperformed its broad-based and comparative benchmarks, the Russell 2000 and the Russell 2000 Value Indices. The portfolio benefited most from positions in high-quality companies supplying the semiconductor equipment manufacturing, aerospace and defense, and AI datacenter infrastructure industries. Contributors to performance included Advanced Energy Industries, Inc., TTM Technologies, Inc., and MSK Inc. Detractors from the portfolio included PAR Technology Corporation, Ethan Allen Interiors Inc., and Progress Software Corporation.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

Table Summary
	Keeley Small Cap Fund - Class A	Keeley Small Cap Fund - Class A (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
03/16	10,000	10,000	10,000	10,000
03/17	13,351	12,817	12,622	12,937
03/18	14,918	13,748	14,110	13,601
03/19	14,796	13,090	14,399	13,624
03/20	10,616	9,017	10,945	9,586
03/21	21,794	17,770	21,326	18,889
03/22	23,675	18,532	20,091	19,516
03/23	21,023	15,797	17,759	16,986
03/24	25,024	18,052	21,259	20,171
03/25	24,484	16,956	20,407	19,542
03/26	34,792	23,131	25,655	25,031

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Keeley Small Cap Fund - Class A	18.57%	42.10%	9.81%	13.28%
Keeley Small Cap Fund - Class A (includes sales charge)	13.83%	36.41%	8.91%	12.82%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Russell 2000 Value Index	8.37%	28.09%	5.79%	9.61%

Fund Statistics

  Total Net Assets$86,007,468
  Number of Portfolio Holdings89
  Portfolio Turnover Rate12%
  Management Fees$219,490

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/WWSAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
NetScout Systems Inc.	3.3%
Advanced Energy Industries Inc.	2.6%
Flowserve Corp.	2.6%
AAR Corp.	2.6%
MKS Inc.	2.5%
OPENLANE Inc.	2.4%
TTM Technologies Inc.	2.3%
MYR Group Inc.	2.2%
IMAX Corp.	2.2%
Ultra Clean Holdings Inc.	2.2%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	94.5%
U.S. Government Obligations	5.1%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Banking	12.1%
Semiconductors	11.0%
Diversified Industrial	7.1%
Health Care	7.0%
Computer Software and Services	5.7%
Energy and Utilities	5.5%
Electronics	5.4%
Retail	5.3%
Other Industry sectors	40.5%
Other Assets and Liabilities (Net)	0.4%

Keeley Small Cap Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - WWSAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/WWSAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

WWSAX-26-SATSR

TETON Westwood Balanced Fund

Class AAA - WEBAX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Westwood Balanced Fund - Class AAA (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class AAA	$82	1.65%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Balanced Fund outperformed its broad-based benchmark, the S&P 500 Index, and underperformed its comparatives, the Bloomberg US Government / Credit Bond Index and 60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index. the Amid increased volatility in equity and bond markets, the Fund benefitted from its equity investments, which showed gains in the period as the market tilted away from growth names amid concerns about capital expenditures for artificial intelligence. Convertible securities also contributed to returns.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	TETON Westwood Balanced Fund - Class AAA	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/16	10,000	10,000	10,000	10,000
3/17	10,840	11,717	11,152	10,054
3/18	11,856	13,356	12,267	10,193
3/19	12,383	14,625	12,945	10,649
3/20	11,850	13,604	12,906	11,695
3/21	14,677	21,270	17,730	11,796
3/22	15,831	24,599	19,271	11,342
3/23	14,759	22,697	17,330	10,796
3/24	16,784	29,479	20,834	10,984
3/25	17,374	31,912	21,963	11,496
3/26	18,497	37,592	24,913	11,939

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class AAA	(0.62)%	6.46%	4.74%	6.34%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	(0.80)%	12.22%	7.33%	9.21%
Bloomberg US Government / Credit Bond Index	0.69%	3.86%	0.24%	1.79%

Fund Statistics

  Total Net Assets$30,168,006
  Number of Portfolio Holdings109
  Portfolio Turnover Rate19%
  Management Fees$121,101

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
U.S. Treasury Bonds	3.9%
Amazon.com Inc.	3.6%
NVIDIA Corp.	3.5%
U.S. Treasury Notes	3.3%
Broadcom Inc.	2.0%
NextEra Energy Inc.	1.6%
Deere & Co.	1.6%
CSX Corp.	1.5%
Johnson & Johnson	1.5%
Thermo Fisher Scientific Inc.	1.5%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	61.8%
Corporate Bonds	24.4%
U.S. Government Obligations	7.1%
Convertible Corporate Bonds	4.0%
Mandatory Convertible Securities	1.0%
Foreign Government Obligations	0.9%
Short Term Investment	0.2%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	17.0%
Semiconductors	8.1%
U.S. Government Obligations	7.1%
Health Care	7.1%
Diversified Industrial	6.6%
Energy: Oil	5.8%
Computer Software and Services	5.4%
Food and Beverage	3.8%
Other Industry sectors	38.5%
Other Assets and Liabilities (Net)	0.6%

TETON Westwood Balanced Fund

Semi-Annual Shareholder Report - March 31, 2026

Class AAA - WEBAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEBAX-26-SATSR

TETON Westwood Balanced Fund

Class C - WBCCX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Westwood Balanced Fund - Class C (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class C	$119	2.40%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Balanced Fund outperformed its broad-based benchmark, the S&P 500 Index, and underperformed its comparatives, the Bloomberg US Government / Credit Bond Index and 60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index. the Amid increased volatility in equity and bond markets, the Fund benefitted from its equity investments, which showed gains in the period as the market tilted away from growth names amid concerns about capital expenditures for artificial intelligence. Convertible securities also contributed to returns.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	TETON Westwood Balanced Fund - Class C	TETON Westwood Balanced Fund - Class C (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/16	10,000	10,000	10,000	10,000	10,000
3/17	10,766	10,666	11,717	11,152	10,054
3/18	11,694	11,586	13,356	12,267	10,193
3/19	12,119	12,007	14,625	12,945	10,649
3/20	11,509	11,402	13,604	12,906	11,695
3/21	14,150	14,018	21,270	17,730	11,796
3/22	15,146	15,005	24,599	19,271	11,342
3/23	14,006	13,876	22,697	17,330	10,796
3/24	15,818	15,671	29,479	20,834	10,984
3/25	16,253	16,102	31,912	21,963	11,496
3/26	17,170	17,010	37,592	24,913	11,939

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class C	(1.00)%	5.64%	3.94%	5.55%
TETON Westwood Balanced Fund - Class C (includes sales charge)	(1.99)%	4.64%	3.94%	5.55%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	(0.80)%	12.22%	7.33%	9.21%
Bloomberg US Government / Credit Bond Index	0.69%	3.86%	0.24%	1.79%

Fund Statistics

  Total Net Assets$30,168,006
  Number of Portfolio Holdings109
  Portfolio Turnover Rate19%
  Management Fees$121,101

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
U.S. Treasury Bonds	3.9%
Amazon.com Inc.	3.6%
NVIDIA Corp.	3.5%
U.S. Treasury Notes	3.3%
Broadcom Inc.	2.0%
NextEra Energy Inc.	1.6%
Deere & Co.	1.6%
CSX Corp.	1.5%
Johnson & Johnson	1.5%
Thermo Fisher Scientific Inc.	1.5%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	61.8%
Corporate Bonds	24.4%
U.S. Government Obligations	7.1%
Convertible Corporate Bonds	4.0%
Mandatory Convertible Securities	1.0%
Foreign Government Obligations	0.9%
Short Term Investment	0.2%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	17.0%
Semiconductors	8.1%
U.S. Government Obligations	7.1%
Health Care	7.1%
Diversified Industrial	6.6%
Energy: Oil	5.8%
Computer Software and Services	5.4%
Food and Beverage	3.8%
Other Industry sectors	38.5%
Other Assets and Liabilities (Net)	0.6%

TETON Westwood Balanced Fund

Semi-Annual Shareholder Report - March 31, 2026

Class C - WBCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WBCCX-26-SATSR

TETON Westwood Balanced Fund

Class I - WBBIX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Westwood Balanced Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class I	$70	1.40%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Balanced Fund outperformed its broad-based benchmark, the S&P 500 Index, and underperformed its comparatives, the Bloomberg US Government / Credit Bond Index and 60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index. the Amid increased volatility in equity and bond markets, the Fund benefitted from its equity investments, which showed gains in the period as the market tilted away from growth names amid concerns about capital expenditures for artificial intelligence. Convertible securities also contributed to returns.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $500,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $500,000 Investment

Table Summary
	TETON Westwood Balanced Fund - Class I	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/16	500,000	500,000	500,000	500,000
3/17	543,563	585,850	557,610	502,700
3/18	595,971	667,810	613,338	509,637
3/19	624,084	731,252	647,267	532,469
3/20	598,737	680,211	645,300	584,757
3/21	743,710	1,063,510	886,500	589,786
3/22	804,386	1,229,949	963,537	567,080
3/23	751,659	1,134,874	866,508	539,803
3/24	857,137	1,473,974	1,041,682	549,196
3/25	889,468	1,595,577	1,098,162	574,788
3/26	949,306	1,879,590	1,245,667	596,975

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class I	(0.51)%	6.73%	5.00%	6.62%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	(0.80)%	12.22%	7.33%	9.21%
Bloomberg US Government / Credit Bond Index	0.69%	3.86%	0.24%	1.79%

Fund Statistics

  Total Net Assets$30,168,006
  Number of Portfolio Holdings109
  Portfolio Turnover Rate19%
  Management Fees$121,101

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
U.S. Treasury Bonds	3.9%
Amazon.com Inc.	3.6%
NVIDIA Corp.	3.5%
U.S. Treasury Notes	3.3%
Broadcom Inc.	2.0%
NextEra Energy Inc.	1.6%
Deere & Co.	1.6%
CSX Corp.	1.5%
Johnson & Johnson	1.5%
Thermo Fisher Scientific Inc.	1.5%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	61.8%
Corporate Bonds	24.4%
U.S. Government Obligations	7.1%
Convertible Corporate Bonds	4.0%
Mandatory Convertible Securities	1.0%
Foreign Government Obligations	0.9%
Short Term Investment	0.2%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	17.0%
Semiconductors	8.1%
U.S. Government Obligations	7.1%
Health Care	7.1%
Diversified Industrial	6.6%
Energy: Oil	5.8%
Computer Software and Services	5.4%
Food and Beverage	3.8%
Other Industry sectors	38.5%
Other Assets and Liabilities (Net)	0.6%

TETON Westwood Balanced Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - WBBIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WBBIX-26-SATSR

TETON Westwood Balanced Fund

Class A - WEBCX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Westwood Balanced Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-balanced/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class A	$82	1.65%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Balanced Fund outperformed its broad-based benchmark, the S&P 500 Index, and underperformed its comparatives, the Bloomberg US Government / Credit Bond Index and 60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index. the Amid increased volatility in equity and bond markets, the Fund benefitted from its equity investments, which showed gains in the period as the market tilted away from growth names amid concerns about capital expenditures for artificial intelligence. Convertible securities also contributed to returns.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	TETON Westwood Balanced Fund - Class A	TETON Westwood Balanced Fund - Class A (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg US Government / Credit Bond Index
3/16	10,000	10,000	10,000	10,000	10,000
3/17	10,817	10,382	11,717	11,152	10,054
3/18	11,801	10,872	13,356	12,267	10,193
3/19	12,292	10,868	14,625	12,945	10,649
3/20	11,736	9,961	13,604	12,906	11,695
3/21	14,517	11,828	21,270	17,730	11,796
3/22	15,662	12,252	24,599	19,271	11,342
3/23	14,588	10,954	22,697	17,330	10,796
3/24	16,607	11,966	29,479	20,834	10,984
3/25	17,194	11,890	31,912	21,963	11,496
3/26	18,298	12,147	37,592	24,913	11,939

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class A	(0.60)%	6.42%	4.74%	6.23%
TETON Westwood Balanced Fund - Class A (includes sales charge)	(4.60)%	2.16%	3.89%	5.79%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	(0.80)%	12.22%	7.33%	9.21%
Bloomberg US Government / Credit Bond Index	0.69%	3.86%	0.24%	1.79%

Fund Statistics

  Total Net Assets$30,168,006
  Number of Portfolio Holdings109
  Portfolio Turnover Rate19%
  Management Fees$121,101

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
U.S. Treasury Bonds	3.9%
Amazon.com Inc.	3.6%
NVIDIA Corp.	3.5%
U.S. Treasury Notes	3.3%
Broadcom Inc.	2.0%
NextEra Energy Inc.	1.6%
Deere & Co.	1.6%
CSX Corp.	1.5%
Johnson & Johnson	1.5%
Thermo Fisher Scientific Inc.	1.5%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	61.8%
Corporate Bonds	24.4%
U.S. Government Obligations	7.1%
Convertible Corporate Bonds	4.0%
Mandatory Convertible Securities	1.0%
Foreign Government Obligations	0.9%
Short Term Investment	0.2%
Other Assets and Liabilities (Net)	0.6%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	17.0%
Semiconductors	8.1%
U.S. Government Obligations	7.1%
Health Care	7.1%
Diversified Industrial	6.6%
Energy: Oil	5.8%
Computer Software and Services	5.4%
Food and Beverage	3.8%
Other Industry sectors	38.5%
Other Assets and Liabilities (Net)	0.6%

TETON Westwood Balanced Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - WEBCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-balanced/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEBCX-26-SATSR

TETON Convertible Securities Fund

Class AAA - WESRX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Convertible Securities Fund - Class AAA (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class AAA	$57	1.15%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Index. The Fund was underweight a few equity sensitive technology convertibles that accounted for a significant percentage of index performance in the time period. The Fund's focus on balanced convertibles helped it outperform its underlying equities through a volatile market. Top contributors to the portfolio included Lumentum, BridgeBio, Bloom Energy and Brightspring Health Services. Top detractors from performance included Shift4 Payments, Alibaba, and Sofi.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	TETON Convertible Securities Fund - Class AAA	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/16	10,000	10,000	10,000
3/17	11,406	11,717	11,771
3/18	12,970	13,356	13,022
3/19	13,877	14,625	14,043
3/20	13,478	13,604	13,549
3/21	19,562	21,270	23,593
3/22	18,913	24,599	23,071
3/23	16,544	22,697	20,570
3/24	16,786	29,479	18,340
3/25	18,157	31,912	19,490
3/26	21,729	37,592	24,371

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Convertible Securities Fund - Class AAA	(1.94)%	19.67%	2.10%	8.06%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	5.77%	25.04%	5.22%	11.80%

Fund Statistics

  Total Net Assets$11,346,286
  Number of Portfolio Holdings74
  Portfolio Turnover Rate48%
  Management Fees$(30,533)

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
PPL Capital Funding Inc.	4.1%
Bridgebio Pharma Inc.	3.0%
Hewlett Packard Enterprise Co.	2.8%
Digital Realty Trust LP	2.8%
Microchip Technology Inc.	2.5%
BrightSpring Health Services Inc.	2.5%
Alibaba Group Holding Ltd.	2.5%
Lumentum Holdings Inc.	2.4%
Applied Digital Corp.	2.3%
OSI Systems Inc.	2.3%

Portfolio Weighting (% of net assets)

Table Summary
Convertible Corporate Bonds	83.2%
Mandatory Convertible Securities	14.4%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Health Care	23.4%
Computer Software and Services	10.3%
Energy and Utilities: Services	10.3%
Financial Services	9.2%
Energy and Energy Services	8.4%
Aerospace and Defense	6.0%
Semiconductors	4.6%
Metals and Mining	3.4%
Other Industry sectors	23.9%
Other Assets and Liabilities (Net)	0.5%

TETON Convertible Securities Fund

Semi-Annual Shareholder Report - March 31, 2026

Class AAA - WESRX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESRX-26-SATSR

TETON Convertible Securities Fund

Class C - WEICX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Convertible Securities Fund - Class C (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class C	$94	1.90%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Index. The Fund was underweight a few equity sensitive technology convertibles that accounted for a significant percentage of index performance in the time period. The Fund's focus on balanced convertibles helped it outperform its underlying equities through a volatile market. Top contributors to the portfolio included Lumentum, BridgeBio, Bloom Energy and Brightspring Health Services. Top detractors from performance included Shift4 Payments, Alibaba, and Sofi.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	TETON Convertible Securities Fund - Class C	TETON Convertible Securities Fund - Class C (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/16	10,000	10,000	10,000	10,000
3/17	11,307	11,207	11,717	11,771
3/18	12,771	12,658	13,356	13,022
3/19	13,562	13,442	14,625	14,043
3/20	13,064	12,948	13,604	13,549
3/21	18,823	18,656	21,270	23,593
3/22	18,066	17,907	24,599	23,071
3/23	15,685	15,546	22,697	20,570
3/24	15,792	15,652	29,479	18,340
3/25	16,936	16,786	31,912	19,490
3/26	20,126	19,948	37,592	24,371

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Convertible Securities Fund - Class C	(2.22)%	18.83%	1.35%	7.24%
TETON Convertible Securities Fund - Class C (includes sales charge)	(3.19)%	17.83%	1.35%	7.24%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	5.77%	25.04%	5.22%	11.80%

Fund Statistics

  Total Net Assets$11,346,286
  Number of Portfolio Holdings74
  Portfolio Turnover Rate48%
  Management Fees$(30,533)

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
PPL Capital Funding Inc.	4.1%
Bridgebio Pharma Inc.	3.0%
Hewlett Packard Enterprise Co.	2.8%
Digital Realty Trust LP	2.8%
Microchip Technology Inc.	2.5%
BrightSpring Health Services Inc.	2.5%
Alibaba Group Holding Ltd.	2.5%
Lumentum Holdings Inc.	2.4%
Applied Digital Corp.	2.3%
OSI Systems Inc.	2.3%

Portfolio Weighting (% of net assets)

Table Summary
Convertible Corporate Bonds	83.2%
Mandatory Convertible Securities	14.4%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Health Care	23.4%
Computer Software and Services	10.3%
Energy and Utilities: Services	10.3%
Financial Services	9.2%
Energy and Energy Services	8.4%
Aerospace and Defense	6.0%
Semiconductors	4.6%
Metals and Mining	3.4%
Other Industry sectors	23.9%
Other Assets and Liabilities (Net)	0.5%

TETON Convertible Securities Fund

Semi-Annual Shareholder Report - March 31, 2026

Class C - WEICX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEICX-26-SATSR

TETON Convertible Securities Fund

Class I - WESIX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Convertible Securities Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class I	$44	0.90%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Index. The Fund was underweight a few equity sensitive technology convertibles that accounted for a significant percentage of index performance in the time period. The Fund's focus on balanced convertibles helped it outperform its underlying equities through a volatile market. Top contributors to the portfolio included Lumentum, BridgeBio, Bloom Energy and Brightspring Health Services. Top detractors from performance included Shift4 Payments, Alibaba, and Sofi.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $100,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $100,000 Investment

Table Summary
	TETON Convertible Securities Fund - Class I	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/16	100,000	100,000	100,000
3/17	114,352	117,170	117,710
3/18	130,528	133,562	130,223
3/19	139,969	146,250	140,432
3/20	136,201	136,042	135,489
3/21	198,180	212,702	235,927
3/22	192,137	245,990	230,713
3/23	168,406	226,975	205,703
3/24	171,217	294,795	183,399
3/25	185,520	319,115	183,399
3/26	222,635	375,918	229,329

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Convertible Securities Fund - Class I	(1.77)%	20.01%	2.35%	8.33%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	5.77%	25.04%	5.22%	11.80%

Fund Statistics

  Total Net Assets$11,346,286
  Number of Portfolio Holdings74
  Portfolio Turnover Rate48%
  Management Fees$(30,533)

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
PPL Capital Funding Inc.	4.1%
Bridgebio Pharma Inc.	3.0%
Hewlett Packard Enterprise Co.	2.8%
Digital Realty Trust LP	2.8%
Microchip Technology Inc.	2.5%
BrightSpring Health Services Inc.	2.5%
Alibaba Group Holding Ltd.	2.5%
Lumentum Holdings Inc.	2.4%
Applied Digital Corp.	2.3%
OSI Systems Inc.	2.3%

Portfolio Weighting (% of net assets)

Table Summary
Convertible Corporate Bonds	83.2%
Mandatory Convertible Securities	14.4%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Health Care	23.4%
Computer Software and Services	10.3%
Energy and Utilities: Services	10.3%
Financial Services	9.2%
Energy and Energy Services	8.4%
Aerospace and Defense	6.0%
Semiconductors	4.6%
Metals and Mining	3.4%
Other Industry sectors	23.9%
Other Assets and Liabilities (Net)	0.5%

TETON Convertible Securities Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - WESIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESIX-26-SATSR

TETON Convertible Securities Fund

Class A - WEIAX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Convertible Securities Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class A	$57	1.15%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Index. The Fund was underweight a few equity sensitive technology convertibles that accounted for a significant percentage of index performance in the time period. The Fund's focus on balanced convertibles helped it outperform its underlying equities through a volatile market. Top contributors to the portfolio included Lumentum, BridgeBio, Bloom Energy and Brightspring Health Services. Top detractors from performance included Shift4 Payments, Alibaba, and Sofi.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	TETON Convertible Securities Fund - Class A	TETON Convertible Securities Fund - Class A (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
3/16	10,000	10,000	10,000	10,000
3/17	11,378	10,919	11,717	11,771
3/18	12,910	11,890	13,356	13,022
3/19	13,781	12,186	14,625	14,043
3/20	13,344	11,327	13,604	13,549
3/21	19,333	15,752	21,270	23,593
3/22	18,692	14,617	24,599	23,071
3/23	16,351	12,278	22,697	20,570
3/24	16,592	12,459	29,479	18,340
3/25	17,913	13,450	31,912	19,490
3/26	21,454	16,109	37,592	24,371

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Convertible Securities Fund - Class A	(1.88)%	19.76%	2.10%	7.93%
TETON Convertible Securities Fund - Class A (includes sales charge)	(5.80)%	14.96%	1.27%	7.49%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	5.77%	25.04%	5.22%	11.80%

Fund Statistics

  Total Net Assets$11,346,286
  Number of Portfolio Holdings74
  Portfolio Turnover Rate48%
  Management Fees$(30,533)

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
PPL Capital Funding Inc.	4.1%
Bridgebio Pharma Inc.	3.0%
Hewlett Packard Enterprise Co.	2.8%
Digital Realty Trust LP	2.8%
Microchip Technology Inc.	2.5%
BrightSpring Health Services Inc.	2.5%
Alibaba Group Holding Ltd.	2.5%
Lumentum Holdings Inc.	2.4%
Applied Digital Corp.	2.3%
OSI Systems Inc.	2.3%

Portfolio Weighting (% of net assets)

Table Summary
Convertible Corporate Bonds	83.2%
Mandatory Convertible Securities	14.4%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	0.5%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Health Care	23.4%
Computer Software and Services	10.3%
Energy and Utilities: Services	10.3%
Financial Services	9.2%
Energy and Energy Services	8.4%
Aerospace and Defense	6.0%
Semiconductors	4.6%
Metals and Mining	3.4%
Other Industry sectors	23.9%
Other Assets and Liabilities (Net)	0.5%

TETON Convertible Securities Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - WEIAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-convertible-securities/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEIAX-26-SATSR

TETON Westwood Equity Fund

Class AAA - WESWX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Westwood Equity Fund - Class AAA (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class AAA	$90	1.80%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Equity Fund outperformed its broad-based benchmark the S&P 500 Index and underperformed its comparative, the Russell 1000 Value Index. The stock market rally that began in 2025 continued into the new year, though it ran out of steam as stocks declined amid war in the Middle East and challenging economic statistics. The selling to close the period was indiscriminate and broad-based, impacting large and small cap, growth and value stocks.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	TETON Westwood Equity Fund - Class AAA	S&P 500 Index	Russell 1000 Value Index
3/16	10,000	10,000	10,000
3/17	11,327	11,717	11,922
3/18	12,855	13,356	12,751
3/19	13,475	14,625	13,474
3/20	11,844	13,604	11,160
3/21	16,983	21,270	17,420
3/22	19,238	24,599	19,453
3/23	17,877	22,697	18,303
3/24	20,846	29,479	22,013
3/25	21,281	31,912	23,594
3/26	22,258	37,592	27,338

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class AAA	(0.31)%	4.59%	5.56%	8.33%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Russell 1000 Value Index	5.99%	15.87%	9.43%	10.58%

Fund Statistics

  Total Net Assets$37,790,503
  Number of Portfolio Holdings53
  Portfolio Turnover Rate27%
  Management Fees$201,070

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Amazon.com Inc.	3.0%
NextEra Energy Inc.	2.7%
Thermo Fisher Scientific Inc.	2.5%
Berkshire Hathaway Inc.	2.5%
RB Global Inc.	2.5%
Alphabet Inc.	2.4%
Johnson & Johnson	2.4%
The Home Depot Inc.	2.4%
CSX Corp.	2.4%
Exxon Mobil Corp.	2.4%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
Short Term Investment	0.4%
Other Assets and Liabilities (Net) Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	19.8%
Retail	10.0%
Health Care	9.4%
Diversified Industrial	8.3%
Computer Software and Services	7.9%
Energy and Utilities: Integrated	7.3%
Energy: Oil	6.1%
Food and Beverage	4.4%
Other Industry sectors	26.8%
Other Assets and Liabilities (Net)Footnote Reference1	0.0%
Footnote	Description
Footnote[1]	Amount represents less than 0.05%

TETON Westwood Equity Fund

Semi-Annual Shareholder Report - March 31, 2026

Class AAA - WESWX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESWX-26-SATSR

TETON Westwood Equity Fund

Class C - WEQCX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Westwood Equity Fund - Class C (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class C	$137	2.56%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Equity Fund outperformed its broad-based benchmark the S&P 500 Index and underperformed its comparative, the Russell 1000 Value Index. The stock market rally that began in 2025 continued into the new year, though it ran out of steam as stocks declined amid war in the Middle East and challenging economic statistics. The selling to close the period was indiscriminate and broad-based, impacting large and small cap, growth and value stocks.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	TETON Westwood Equity Fund - Class C	TETON Westwood Equity Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
3/16	10,000	10,000	10,000	10,000
3/17	11,253	11,153	11,717	11,922
3/18	12,667	12,554	13,356	12,751
3/19	13,174	13,057	14,625	13,474
3/20	11,506	11,403	13,604	11,160
3/21	16,339	16,194	21,270	17,420
3/22	18,376	18,213	24,599	19,453
3/23	16,953	16,803	22,697	18,303
3/24	19,633	19,458	29,479	22,013
3/25	19,892	19,715	31,912	23,594
3/26	23,751	23,540	37,592	27,338

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class C	14.05%	19.40%	7.77%	9.04%
TETON Westwood Equity Fund - Class C (includes sales charge)	13.05%	18.40%	7.77%	9.04%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Russell 1000 Value Index	5.99%	15.87%	9.43%	10.58%

Fund Statistics

  Total Net Assets$37,790,503
  Number of Portfolio Holdings53
  Portfolio Turnover Rate27%
  Management Fees$201,070

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Amazon.com Inc.	3.0%
NextEra Energy Inc.	2.7%
Thermo Fisher Scientific Inc.	2.5%
Berkshire Hathaway Inc.	2.5%
RB Global Inc.	2.5%
Alphabet Inc.	2.4%
Johnson & Johnson	2.4%
The Home Depot Inc.	2.4%
CSX Corp.	2.4%
Exxon Mobil Corp.	2.4%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
Short Term Investment	0.4%
Other Assets and Liabilities (Net) Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	19.8%
Retail	10.0%
Health Care	9.4%
Diversified Industrial	8.3%
Computer Software and Services	7.9%
Energy and Utilities: Integrated	7.3%
Energy: Oil	6.1%
Food and Beverage	4.4%
Other Industry sectors	26.8%
Other Assets and Liabilities (Net)Footnote Reference1	0.0%
Footnote	Description
Footnote[1]	Amount represents less than 0.05%

TETON Westwood Equity Fund

Semi-Annual Shareholder Report - March 31, 2026

Class C - WEQCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEQCX-26-SATSR

TETON Westwood Equity Fund

Class I - WEEIX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Westwood Equity Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class I	$77	1.55%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Equity Fund outperformed its broad-based benchmark the S&P 500 Index and underperformed its comparative, the Russell 1000 Value Index. The stock market rally that began in 2025 continued into the new year, though it ran out of steam as stocks declined amid war in the Middle East and challenging economic statistics. The selling to close the period was indiscriminate and broad-based, impacting large and small cap, growth and value stocks.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $500,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $500,000 Investment

Table Summary
	TETON Westwood Equity Fund - Class I	S&P 500 Index	Russell 1000 Value Index
3/16	500,000	500,000	500,000
3/17	567,986	585,850	596,100
3/18	645,997	667,810	637,529
3/19	679,097	731,252	673,677
3/20	598,611	680,211	558,007
3/21	860,262	1,063,510	870,992
3/22	976,969	1,229,949	972,637
3/23	909,434	1,134,874	915,154
3/24	1,064,034	1,473,974	1,100,656
3/25	1,088,742	1,595,577	1,179,683
3/26	1,141,356	1,879,590	1,366,899

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class I	(0.19)%	4.83%	5.82%	8.60%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Russell 1000 Value Index	5.99%	15.87%	9.43%	10.58%

Fund Statistics

  Total Net Assets$37,790,503
  Number of Portfolio Holdings53
  Portfolio Turnover Rate27%
  Management Fees$201,070

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Amazon.com Inc.	3.0%
NextEra Energy Inc.	2.7%
Thermo Fisher Scientific Inc.	2.5%
Berkshire Hathaway Inc.	2.5%
RB Global Inc.	2.5%
Alphabet Inc.	2.4%
Johnson & Johnson	2.4%
The Home Depot Inc.	2.4%
CSX Corp.	2.4%
Exxon Mobil Corp.	2.4%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
Short Term Investment	0.4%
Other Assets and Liabilities (Net) Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	19.8%
Retail	10.0%
Health Care	9.4%
Diversified Industrial	8.3%
Computer Software and Services	7.9%
Energy and Utilities: Integrated	7.3%
Energy: Oil	6.1%
Food and Beverage	4.4%
Other Industry sectors	26.8%
Other Assets and Liabilities (Net)Footnote Reference1	0.0%
Footnote	Description
Footnote[1]	Amount represents less than 0.05%

TETON Westwood Equity Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - WEEIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEEIX-26-SATSR

TETON Westwood Equity Fund

Class A - WEECX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Westwood Equity Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-equity/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class A	$90	1.80%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Equity Fund outperformed its broad-based benchmark the S&P 500 Index and underperformed its comparative, the Russell 1000 Value Index. The stock market rally that began in 2025 continued into the new year, though it ran out of steam as stocks declined amid war in the Middle East and challenging economic statistics. The selling to close the period was indiscriminate and broad-based, impacting large and small cap, growth and value stocks.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	TETON Westwood Equity Fund - Class A	TETON Westwood Equity Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
3/16	10,000	10,000	10,000	10,000
3/17	11,299	10,847	11,717	11,922
3/18	12,795	11,792	13,356	12,751
3/19	13,372	11,831	14,625	13,474
3/20	11,735	9,967	13,604	11,160
3/21	16,791	13,691	21,270	17,420
3/22	19,021	14,889	24,599	19,453
3/23	17,671	13,279	22,697	18,303
3/24	20,625	14,879	29,479	22,013
3/25	21,054	14,581	31,912	23,594
3/26	21,997	14,625	37,592	27,338

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class A	(0.33)%	4.48%	5.55%	8.20%
TETON Westwood Equity Fund - Class A (includes sales charge)	(4.31)%	0.30%	4.69%	7.76%
S&P 500 Index	(1.79)%	17.80%	12.06%	14.16%
Russell 1000 Value Index	5.99%	15.87%	9.43%	10.58%

Fund Statistics

  Total Net Assets$37,790,503
  Number of Portfolio Holdings53
  Portfolio Turnover Rate27%
  Management Fees$201,070

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Amazon.com Inc.	3.0%
NextEra Energy Inc.	2.7%
Thermo Fisher Scientific Inc.	2.5%
Berkshire Hathaway Inc.	2.5%
RB Global Inc.	2.5%
Alphabet Inc.	2.4%
Johnson & Johnson	2.4%
The Home Depot Inc.	2.4%
CSX Corp.	2.4%
Exxon Mobil Corp.	2.4%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	99.6%
Short Term Investment	0.4%
Other Assets and Liabilities (Net) Footnote Reference*	0.0%
Footnote	Description
Footnote*	Amount represents less than 0.05%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	19.8%
Retail	10.0%
Health Care	9.4%
Diversified Industrial	8.3%
Computer Software and Services	7.9%
Energy and Utilities: Integrated	7.3%
Energy: Oil	6.1%
Food and Beverage	4.4%
Other Industry sectors	26.8%
Other Assets and Liabilities (Net)Footnote Reference1	0.0%
Footnote	Description
Footnote[1]	Amount represents less than 0.05%

TETON Westwood Equity Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - WEECX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-equity/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEECX-26-SATSR

TETON Westwood Mighty Mites Fund

Class AAA - WEMMX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class AAA (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). PMV is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class AAA	$80	1.55%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Mighty Mites Fund outperformed its broad-based benchmark, the  Russell 2000 Index, and its comparative, the Dow Jones U.S. Micro-Cap Total Stock Market Index. Performance was driven by strength across our industrial holdings, particularly within aerospace and defense. This was partially offset by the Fund’s underweight positions in energy and healthcare, primarily biotechnology. Contributors to performance included Astronics Corp, Ultra Clean Holdings, Inc., and Myers Industries, Inc. Detractors from the portfolio included Gibraltar Industries, Inc., Full House Resorts, Inc., and Eastern Company.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	TETON Westwood Mighty Mites Fund - Class AAA	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/16	10,000	10,000	10,000
3/17	12,404	12,622	12,732
3/18	13,704	14,110	14,435
3/19	13,268	14,399	14,409
3/20	9,837	10,945	10,649
3/21	17,733	21,326	23,341
3/22	17,571	20,091	18,556
3/23	16,689	17,759	14,442
3/24	18,956	21,259	16,298
3/25	17,744	20,407	15,549
3/26	22,600	25,655	20,599

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class AAA	7.23%	27.36%	4.97%	8.50%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Dow Jones U.S. Micro-Cap Total Stock Market Index	(1.33)%	32.48%	(2.48)%	7.45%

Fund Statistics

  Total Net Assets$181,070,086
  Number of Portfolio Holdings277
  Portfolio Turnover Rate1%
  Management Fees$917,849

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Myers Industries Inc.	2.9%
Astronics Corp.	2.9%
Gencor Industries Inc.	2.1%
Park-Ohio Holdings Corp.	2.1%
Burnham Holdings Inc.	2.0%
The Monarch Cement Co.	1.8%
Rush Enterprises Inc.	1.7%
Capital City Bank Group Inc.	1.6%
Nobility Homes Inc.	1.6%
L.B. Foster Co.	1.5%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.8%
U.S. Government Obligations	2.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	15.1%
Diversified Industrial	12.9%
Health Care	4.9%
Equipment and Supplies	4.8%
Aviation: Parts and Services	4.2%
Building and Construction	4.1%
Machinery	3.7%
Electronics	3.6%
Other Industry sectors	46.7%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

TETON Westwood Mighty Mites Fund

Semi-Annual Shareholder Report - March 31, 2026

Class AAA - WEMMX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEMMX-26-SATSR

TETON Westwood Mighty Mites Fund

Class C - WMMCX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class C (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). PMV is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class C	$119	2.30%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Mighty Mites Fund outperformed its broad-based benchmark, the  Russell 2000 Index, and its comparative, the Dow Jones U.S. Micro-Cap Total Stock Market Index. Performance was driven by strength across our industrial holdings, particularly within aerospace and defense. This was partially offset by the Fund’s underweight positions in energy and healthcare, primarily biotechnology. Contributors to performance included Astronics Corp, Ultra Clean Holdings, Inc., and Myers Industries, Inc. Detractors from the portfolio included Gibraltar Industries, Inc., Full House Resorts, Inc., and Eastern Company.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	TETON Westwood Mighty Mites Fund - Class C	TETON Westwood Mighty Mites Fund - Class C (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/16	10,000	10,000	10,000	10,000
3/17	12,313	12,213	12,622	12,732
3/18	13,499	13,389	14,110	14,435
3/19	12,973	12,867	14,399	14,409
3/20	9,542	9,465	10,945	10,649
3/21	17,083	16,944	21,326	23,341
3/22	16,791	16,655	20,091	18,556
3/23	15,837	15,708	17,759	14,442
3/24	17,849	17,704	21,259	16,298
3/25	16,583	16,448	20,407	15,549
3/26	20,965	20,794	25,655	20,599

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class C	6.82%	26.43%	4.18%	7.68%
TETON Westwood Mighty Mites Fund - Class C (includes sales charge)	5.82%	25.43%	4.18%	7.68%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Dow Jones U.S. Micro-Cap Total Stock Market Index	(1.33)%	32.48%	(2.48)%	7.45%

Fund Statistics

  Total Net Assets$181,070,086
  Number of Portfolio Holdings277
  Portfolio Turnover Rate1%
  Management Fees$917,849

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Myers Industries Inc.	2.9%
Astronics Corp.	2.9%
Gencor Industries Inc.	2.1%
Park-Ohio Holdings Corp.	2.1%
Burnham Holdings Inc.	2.0%
The Monarch Cement Co.	1.8%
Rush Enterprises Inc.	1.7%
Capital City Bank Group Inc.	1.6%
Nobility Homes Inc.	1.6%
L.B. Foster Co.	1.5%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.8%
U.S. Government Obligations	2.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	15.1%
Diversified Industrial	12.9%
Health Care	4.9%
Equipment and Supplies	4.8%
Aviation: Parts and Services	4.2%
Building and Construction	4.1%
Machinery	3.7%
Electronics	3.6%
Other Industry sectors	46.7%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

TETON Westwood Mighty Mites Fund

Semi-Annual Shareholder Report - March 31, 2026

Class C - WMMCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WMMCX-26-SATSR

TETON Westwood Mighty Mites Fund

Class I - WEIMX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class I (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). PMV is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class I	$67	1.30%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Mighty Mites Fund outperformed its broad-based benchmark, the  Russell 2000 Index, and its comparative, the Dow Jones U.S. Micro-Cap Total Stock Market Index. Performance was driven by strength across our industrial holdings, particularly within aerospace and defense. This was partially offset by the Fund’s underweight positions in energy and healthcare, primarily biotechnology. Contributors to performance included Astronics Corp, Ultra Clean Holdings, Inc., and Myers Industries, Inc. Detractors from the portfolio included Gibraltar Industries, Inc., Full House Resorts, Inc., and Eastern Company.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $500,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $500,000 Investment

Table Summary
	TETON Westwood Mighty Mites Fund - Class I	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/16	500,000	500,000	500,000
3/17	621,893	631,100	636,592
3/18	688,621	705,507	721,756
3/19	668,223	719,970	720,453
3/20	496,790	547,249	532,431
3/21	897,695	1,066,314	1,167,044
3/22	891,489	1,004,575	927,793
3/23	849,038	887,944	722,114
3/24	966,841	1,062,957	814,905
3/25	906,922	1,020,333	777,473
3/26	1,158,546	1,282,762	1,029,958

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class I	7.35%	27.74%	5.23%	8.77%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Dow Jones U.S. Micro-Cap Total Stock Market Index	(1.33)%	32.48%	(2.48)%	7.45%

Fund Statistics

  Total Net Assets$181,070,086
  Number of Portfolio Holdings277
  Portfolio Turnover Rate1%
  Management Fees$917,849

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Myers Industries Inc.	2.9%
Astronics Corp.	2.9%
Gencor Industries Inc.	2.1%
Park-Ohio Holdings Corp.	2.1%
Burnham Holdings Inc.	2.0%
The Monarch Cement Co.	1.8%
Rush Enterprises Inc.	1.7%
Capital City Bank Group Inc.	1.6%
Nobility Homes Inc.	1.6%
L.B. Foster Co.	1.5%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.8%
U.S. Government Obligations	2.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	15.1%
Diversified Industrial	12.9%
Health Care	4.9%
Equipment and Supplies	4.8%
Aviation: Parts and Services	4.2%
Building and Construction	4.1%
Machinery	3.7%
Electronics	3.6%
Other Industry sectors	46.7%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

TETON Westwood Mighty Mites Fund

Semi-Annual Shareholder Report - March 31, 2026

Class I - WEIMX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEIMX-26-SATSR

TETON Westwood Mighty Mites Fund

Class A - WMMAX

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class A (the "Fund") for the period of October 1, 2025 to March 31, 2026. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). PMV is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class A	$80	1.55%

How did the Fund perform?

For the six month period ended March 31, 2026, the Teton Westwood Mighty Mites Fund outperformed its broad-based benchmark, the  Russell 2000 Index, and its comparative, the Dow Jones U.S. Micro-Cap Total Stock Market Index. Performance was driven by strength across our industrial holdings, particularly within aerospace and defense. This was partially offset by the Fund’s underweight positions in energy and healthcare, primarily biotechnology. Contributors to performance included Astronics Corp, Ultra Clean Holdings, Inc., and Myers Industries, Inc. Detractors from the portfolio included Gibraltar Industries, Inc., Full House Resorts, Inc., and Eastern Company.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

Table Summary
	TETON Westwood Mighty Mites Fund - Class A	TETON Westwood Mighty Mites Fund - Class A (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
3/16	10,000	10,000	10,000	10,000
3/17	12,374	11,879	12,622	12,732
3/18	13,636	12,567	14,110	14,435
3/19	13,170	11,652	14,399	14,409
3/20	9,740	8,272	10,945	10,649
3/21	17,533	14,296	21,326	23,341
3/22	17,367	13,594	20,091	18,556
3/23	16,498	12,398	17,759	14,442
3/24	18,748	13,524	21,259	16,298
3/25	17,541	12,148	20,407	15,549
3/26	22,336	14,849	25,655	20,599

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class A	7.22%	27.33%	4.96%	8.37%
TETON Westwood Mighty Mites Fund - Class A (includes sales charge)	2.93%	22.24%	4.11%	7.93%
Russell 2000 Index	3.10%	25.72%	3.77%	9.88%
Dow Jones U.S. Micro-Cap Total Stock Market Index	(1.33)%	32.48%	(2.48)%	7.45%

Fund Statistics

  Total Net Assets$181,070,086
  Number of Portfolio Holdings277
  Portfolio Turnover Rate1%
  Management Fees$917,849

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Myers Industries Inc.	2.9%
Astronics Corp.	2.9%
Gencor Industries Inc.	2.1%
Park-Ohio Holdings Corp.	2.1%
Burnham Holdings Inc.	2.0%
The Monarch Cement Co.	1.8%
Rush Enterprises Inc.	1.7%
Capital City Bank Group Inc.	1.6%
Nobility Homes Inc.	1.6%
L.B. Foster Co.	1.5%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.8%
U.S. Government Obligations	2.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Financial Services	15.1%
Diversified Industrial	12.9%
Health Care	4.9%
Equipment and Supplies	4.8%
Aviation: Parts and Services	4.2%
Building and Construction	4.1%
Machinery	3.7%
Electronics	3.6%
Other Industry sectors	46.7%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

TETON Westwood Mighty Mites Fund

Semi-Annual Shareholder Report - March 31, 2026

Class A - WMMAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://www.tetonadv.com/teton-westwood-funds/tw-mighty-mites/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WMMAX-26-SATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Semiannual Report

March 31, 2026

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tetonadv.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-937-8966 or send an email request to info@tetonadv.com.

Performance Discussion (Unaudited)

Mighty Mites Fund

For the six months ended March 31, 2026, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Mighty Mites Fund was 7.2%, compared with total returns of 3.1% for the Russell 2000 Index and (1.3)% for the Dow Jones U.S. Micro-Cap Total Stock Market Index.

Convertible Securities Fund

For the six months ended March 31, 2026, the net asset value (NAV) total return per Class AAA Share of the TETON Convertible Securities Fund was (1.9)%, compared with total returns of (1.8)% for the Standard & Poor’s (S&P) 500 Index and 5.8% for the ICE BofA U.S. Convertibles Index.

Equity Fund

For the six months ended March 31, 2026, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Equity Fund was (0.3)%, compared with a total return of (1.8)% for the S&P 500 Index.

Balanced Fund

For the six months ended March 31, 2026, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Balanced Fund was (0.6)%, compared with total returns of 0.7% for the Bloomberg US Government/Credit Bond Index and (0.8)% for the common balanced benchmark comprised of 60% S&P 500 Index and 40% of the Bloomberg US Government/Credit Bond Index.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2026:

TETON Westwood Mighty Mites Fund

Financial Services	15.1%
Diversified Industrial	12.9%
Health Care	4.9%
Equipment and Supplies	4.8%
Aviation: Parts and Services	4.2%
Building and Construction	4.1%
Machinery	3.7%
Electronics	3.6%
Aerospace and Defense	3.6%
Hotels and Gaming	3.2%
Food and Beverage	3.0%
Automotive: Parts and Accessories	2.5%
Energy and Utilities: Water	2.5%
Real Estate	2.4%
U.S. Government Obligations	2.1%
Manufactured Housing and Recreational Vehicles	2.0%
Automotive	2.0%
Computer Software and Services	1.9%
Broadcasting	1.9%
Energy and Utilities: Services	1.9%
Entertainment	1.8%
Consumer Products	1.8%
Metals and Mining	1.8%
Specialty Chemicals	1.6%
Semiconductors	1.4%
Retail	1.4%
Energy and Utilities: Natural Gas	1.2%
Restaurants	1.2%
Communications Equipment	1.2%
Business Services	1.0%
Telecommunications	0.9%
Agriculture	0.9%
Publishing	0.5%
Environmental Control	0.4%
Consumer Services	0.4%
Educational Services	0.2%
Paper and Forest Products	0.0	%*
Other Assets and Liabilities (Net)	(0.0	)%**
	100.0%

*	Amount represents less than 0.05%.
**	Amount represents greater than (0.05)%.

TETON Convertible Securities Fund

Health Care	23.4%
Computer Software and Services	10.3%
Energy and Utilities: Services	10.3%
Financial Services	9.2%
Energy and Energy Services	8.4%
Aerospace and Defense	6.0%
Semiconductors	4.6%
Metals and Mining	3.4%
Retail	3.4%
Real Estate	2.8%
Telecommunications	2.3%
Consumer Services	2.1%
Diversified Industrial	2.0%
Energy and Utilities: Integrated	1.9%
U.S. Government Obligations	1.9%
Energy and Utilities: Natural Gas	1.7%
Equipment and Supplies	1.4%
Automotive: Parts and Accessories	1.0%
Aviation: Parts and Services	0.9%
Consumer Products	0.9%
Business Services	0.8%
Environmental Control	0.8%
Other Assets and Liabilities (Net)	0.5%
100.0%

TETON Westwood Equity Fund

Financial Services	19.8%
Retail	10.0%
Health Care	9.4%
Diversified Industrial	8.3%
Computer Software and Services	7.9%
Energy and Utilities: Integrated	7.3%
Energy: Oil	6.1%
Food and Beverage	4.4%
Semiconductors	4.4%
Commercial Services and Supplies	2.9%
Materials	2.9%
Communications Equipment	2.3%
Equipment and Supplies	2.1%
Real Estate	2.1%
Business Services	2.0%
Computer Hardware	2.0%
Telecommunications	1.8%
Entertainment	1.8%
Transportation	1.1%
Aerospace and Defense	1.0%
Short Term Investment	0.4%
Other Assets and Liabilities (Net)	0.0%*
100.0%

*	Amount represents less than 0.05%.

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Balanced Fund

Financial Services	17.0%
Semiconductors	8.1%
U.S. Government Obligations	7.1%
Health Care	7.1%
Diversified Industrial	6.6%
Energy: Oil	5.8%
Computer Software and Services	5.4%
Food and Beverage	3.8%
Real Estate	3.6%
Consumer Services	3.6%
Energy and Utilities: Integrated	3.5%
Computer Hardware	3.1%
Retail	3.0%
Aerospace and Defense	2.7%
Telecommunication Services	2.4%
Energy and Energy Services	2.2%
Materials	1.8%
Electronics	1.8%
Transportation	1.5%
Communications Equipment	1.4%
Business Services	1.2%
Entertainment	1.1%
Commercial Services and Supplies	1.0%
Communications	0.9%
Foreign Government Obligations	0.9%
Equipment and Supplies	0.7%
Energy and Utilities: Water	0.7%
Automotive: Parts and Accessories	0.6%
Energy and Utilities: Natural Gas	0.6%
Short Term Investment	0.2%
Other Assets and Liabilities (Net)	0.6%
100.0%

TETON Westwood Mighty Mites Fund

Schedule of Investments—March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.8%
	Aerospace and Defense — 3.6%
46,000	Allient Inc.	$1,064,533	$2,718,140
15,000	Avio SpA	248,669	573,880
111,000	Innovative Solutions and Support Inc.†	506,321	2,278,830
1,500	Kratos Defense & Security Solutions Inc.†	5,647	105,765
30,700	Park Aerospace Corp.	449,285	840,566
		2,274,455	6,517,181
	Agriculture — 0.9%
205	J.G. Boswell Co.	130,205	112,750
113,000	Limoneira Co.	1,976,986	1,516,460
7,000	S&W Seed Co.†	4,527	770
		2,111,718	1,629,980
	Automotive — 2.0%
8,000	Rush Enterprises Inc., Cl. A	52,923	528,880
40,800	Rush Enterprises Inc., Cl. B	351,886	2,625,480
43,200	Wabash National Corp.	81,507	372,384
		486,316	3,526,744
	Automotive: Parts and Accessories — 2.4%
44,228	Commercial Vehicle Group Inc.†	301,649	150,818
40,000	Garrett Motion Inc.	297,828	726,800
2,200	Modine Manufacturing Co.†	18,326	476,762
7,800	Motorcar Parts of America Inc.†	102,503	86,268
80,000	Puradyn Filter Technologies Inc.†	13,774	0
32,500	Standard Motor Products Inc.	362,342	1,129,050
21,300	Strattec Security Corp.†	420,970	1,668,642
20,200	Titan International Inc.†	86,140	139,582
		1,603,532	4,377,922
	Aviation: Parts and Services — 4.2%
57,000	Astronics Corp.†	562,177	3,803,610
21,748	Astronics Corp., Cl. B†	129,000	1,451,570
19,500	Ducommun Inc.†	196,498	2,379,000
		887,675	7,634,180
	Broadcasting — 1.9%
1,000	Beasley Broadcast Group Inc., Cl. A†	6,637	3,340
10,000	Corus Entertainment Inc., Cl. B†	3,403	216
30,280	Dish TV India Ltd., GDR†	22,113	303
80,000	Entravision Communications Corp., Cl. A	208,841	237,600
236,740	Gray Media Inc.	246,379	1,027,451
87,000	Gray Media Inc., Cl. A	629,140	1,079,670
28,800	Sinclair Inc.	50,115	372,672
115,000	Townsquare Media Inc., Cl. A	734,688	624,450
		1,901,316	3,345,702
	Building and Construction — 4.1%
59,059	Armstrong Flooring Inc.†	10,195	6
52,000	Gibraltar Industries Inc.†	1,174,494	2,073,240
3,500	Granite Construction Inc.	74,874	419,580
400	Herc Holdings Inc.	9,496	39,820
7,000	INNOVATE Corp.†	55,783	39,760
6,000	MYR Group Inc.†	100,899	1,693,920
Shares		Cost	Market Value
12,490	The Monarch Cement Co.	$354,859	$3,184,950
		1,780,600	7,451,276
	Business Services — 1.0%
36,900	Du-Art Film Laboratories Inc., Non-Voting†(a)	0	44,501
4,100	Du-Art Film Laboratories Inc., Voting†(a)	0	4,945
5,000	ICF International Inc.	261,732	326,450
26,000	OPENLANE Inc.†	136,877	757,900
10,000	Pursuit Attractions and Hospitality Inc.†	196,457	366,300
2,299,195	Trans-Lux Corp.†(b)	1,195,128	252,911
		1,790,194	1,753,007
	Communications Equipment — 1.2%
53,000	Anterix Inc.†	1,343,094	2,024,070
5,000	Clearfield Inc.†	166,840	132,350
		1,509,934	2,156,420
	Computer Software and Services — 1.9%
40,000	3D Systems Corp.†	136,586	75,200
468,000	Alithya Group Inc., Cl. A†	1,043,612	462,665
2,500	Cardlytics Inc.†	25,652	2,625
45,000	DHI Group Inc.†	81,549	126,450
8,000	Digi International Inc.†	99,724	385,600
100,000	Kaltura Inc.†	151,681	122,000
10,000	Materialise NV, ADR†	58,532	49,400
89,800	Mitek Systems Inc.†	405,061	1,212,300
25,000	N-able Inc.†	109,000	116,750
7,000	PAR Technology Corp.†	95,550	93,310
4,000	Rapid7 Inc.†	47,678	22,040
8,000	Red Violet Inc.†	198,232	276,800
1,000	Tyler Technologies Inc.†	16,928	342,380
43,164	Weave Communications Inc.†	272,274	199,417
		2,742,059	3,486,937
	Consumer Products — 1.8%
9,500	Bassett Furniture Industries Inc.	138,304	134,425
1,000,000	Goodbaby International Holdings Ltd.	217,275	123,705
5,000	Johnson Outdoors Inc., Cl. A	145,741	232,550
50,900	Lifetime Brands Inc.	409,639	292,166
223,000	Marine Products Corp.	1,513,145	1,621,210
3,000	MarineMax Inc.†	52,591	81,180
10,200	Oil-Dri Corp. of America	103,321	663,918
5,700	PC Group Inc.†(a)	3,465	0
2,200,000	Playmates Holdings Ltd.	263,717	148,702
500	Sturm Ruger & Co. Inc.	15,630	20,045
		2,862,828	3,317,901
	Consumer Services — 0.4%
105,800	1-800-Flowers.com Inc., Cl. A†	389,276	321,632
63,400	Bowlin Travel Centers Inc.†	86,945	249,796
8,000	Matthews International Corp., Cl. A	223,614	206,560
		699,835	777,988
	Diversified Industrial — 12.9%
116,957	American Outdoor Brands Inc.†	947,123	1,092,378
139,000	Burnham Holdings Inc., Cl. A	2,007,219	3,614,000

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued)—March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
3,500	Columbus McKinnon Corp.	$41,535	$50,855
93,500	Distribution Solutions Group Inc.†	581,422	2,453,440
21,300	Graham Corp.†	153,234	1,680,996
1,000	Griffon Corp.	10,020	72,680
14,500	Haulotte Group SA	77,957	35,866
400	Hyster-Yale Inc.	11,320	13,004
98,641	L.B. Foster Co., Cl. A†	1,266,140	2,752,084
4,100	MSA Safety Inc.	118,927	672,195
249,500	Myers Industries Inc.	4,333,915	5,284,410
154,300	Park-Ohio Holdings Corp.	2,926,664	3,709,372
19,100	RWC Inc.(a)	297,859	272,175
400	Standex International Corp.	10,214	101,944
91,500	Twin Disc Inc.	1,077,284	1,378,905
6,700	Velan Inc.	46,979	76,339
		13,907,812	23,260,643
	Educational Services — 0.2%
8,700	Universal Technical Institute Inc.†	23,979	314,070

	Electronics — 3.6%
62,000	Arlo Technologies Inc.†	175,470	882,260
3,250	Badger Meter Inc.	55,735	495,137
45,071	CTS Corp.	418,677	2,152,591
7,200	Daktronics Inc.†	41,880	140,760
31,000	Kimball Electronics Inc.†	193,486	734,390
1,690	Methode Electronics Inc.	9,891	9,329
1,500	Napco Security Technologies Inc.	30,450	59,085
20,000	Stoneridge Inc.†	160,561	96,600
109,000	Ultralife Corp.†	755,149	710,680
30,035	Vishay Precision Group Inc.†	663,546	1,304,120
		2,504,845	6,584,952
	Energy and Utilities: Natural Gas — 1.2%
94,500	RGC Resources Inc.	1,336,873	2,083,725
3,200	Unitil Corp.	153,661	167,168
		1,490,534	2,250,893
	Energy and Utilities: Services — 1.9%
160,000	Alvopetro Energy Ltd.	108,946	1,096,111
20,000	Dawson Geophysical Co.†	51,166	69,200
81,000	Navigator Holdings Ltd.	729,786	1,565,730
58,000	RPC Inc.	104,841	410,640
6,500	Subsea 7 SA, ADR	23,304	200,720
		1,018,043	3,342,401
	Energy and Utilities: Water — 2.5%
31,320	Artesian Resources Corp., Cl. A	817,336	997,542
8,500	Cadiz Inc.†	65,530	41,735
20,060	California Water Service Group	404,523	909,520
30,400	Consolidated Water Co. Ltd.	304,500	1,006,848
27,000	Energy Recovery Inc.†	75,223	271,890
5,000	Middlesex Water Co.	102,056	260,250
31,570	The York Water Co.	502,365	961,307
		2,271,533	4,449,092
	Entertainment — 1.8%
30,000	IMAX Corp.†	129,139	1,140,300
139,000	Reading International Inc., Cl. A†	874,712	157,070
Shares		Cost	Market Value
74,360	Reading International Inc., Cl. B†	$673,309	$669,240
53,000	Sportech plc†(a)	218,767	56,647
65,000	The Marcus Corp.	794,553	1,116,050
900	TKO Group Holdings Inc.	9,319	181,485
		2,699,799	3,320,792
	Environmental Control — 0.4%
9,910	Casella Waste Systems Inc., Cl. A†	38,251	786,259

	Equipment and Supplies — 4.8%
400	AZZ Inc.	14,747	50,052
3,700	Federal Signal Corp.	23,981	400,118
14,700	Interpump Group SpA	81,658	550,508
34,200	Maezawa Kyuso Industries Co. Ltd.	92,537	335,309
45,000	Pitney Bowes Inc.	173,794	497,250
128,700	The Eastern Co.	2,421,322	2,604,888
40,200	The Gorman-Rupp Co.	917,565	2,497,626
12,700	The Manitowoc Co. Inc.†	147,052	147,955
86,000	Titan Machinery Inc.†	1,176,954	1,437,920
32,500	TransAct Technologies Inc.†	107,732	106,925
		5,157,342	8,628,551
	Financial Services — 15.1%
1,000	Ameris Bancorp	8,386	77,990
19,000	Atlantic American Corp.	70,387	44,270
30,000	Atlantic Union Bankshares Corp.	897,983	1,072,200
5,660	Beacon Financial Corp.	94,045	169,800
1,800	Burke & Herbert Financial Services Corp.	57,436	112,122
67,500	Capital City Bank Group Inc.	1,638,475	2,933,550
1,200	Capitol Federal Financial Inc.	12,990	8,556
12,000	Citizens & Northern Corp.	234,194	268,080
3,400	Columbia Banking System Inc.	87,395	93,262
3,800	ConnectOne Bancorp Inc.	80,175	101,726
19,000	Crazy Woman Creek Bancorp Inc.	369,887	583,300
2,000	Eagle Bancorp Inc.	41,972	49,740
98	Farmers & Merchants Bank of Long Beach	410,050	810,950
37,800	Farmers National Banc Corp.	315,347	497,448
5,000	First Internet Bancorp	100,000	101,900
90,000	Flushing Financial Corp.	1,358,039	1,382,400
70,500	FNB Corp.	683,201	1,178,760
21,000	FS Bancorp Inc.	364,724	810,390
13,500	Hanover Bancorp Inc.	283,500	291,465
9,030	Hope Bancorp Inc.	47,351	100,865
14,850	Huntington Bancshares Inc.	167,738	232,402
30,000	I3 Verticals Inc., Cl. A†	447,761	670,800
10,000	KKR & Co. Inc.	935	925,000
30,000	Legacy Housing Corp.†	329,422	612,900
54,500	Medallion Financial Corp.	115,545	466,520
13,600	Northrim BanCorp Inc.	74,943	311,168
15,000	Primis Financial Corp.	225,835	199,200
25,530	Renasant Corp.	275,523	922,399
2,500	Seacoast Banking Corp. of Florida	77,229	75,725
3,500	Security National Corp.	327,591	665,000
53,500	Silvercrest Asset Management Group Inc., Cl. A	717,197	719,040

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued)—March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
16,800	Southern First Bancshares Inc.†	$670,140	$915,600
4,300	Southside Bancshares Inc.	136,560	133,687
1,000	SouthState Bank Corp.	32,590	92,520
16,500	Sprott Inc.	361,970	2,354,669
43,800	Stellar Bancorp Inc.	1,225,113	1,603,518
5,400	Thomasville Bancshares Inc.	206,184	503,550
4,400	Towne Bank	126,842	148,148
4,620	TrustCo Bank Corp. NY	106,260	202,264
7,000	United Bankshares Inc.	220,850	289,940
42,000	Valley National Bancorp	277,335	515,760
29,958	Value Line Inc.	287,472	1,057,218
33,280	Washington Trust Bancorp Inc.	743,879	1,113,549
59,000	Waterstone Financial Inc.	627,873	1,063,770
67,000	Western New England Bancorp Inc.	561,006	866,310
65,000	Wright Investors’ Service Holdings Inc.†	27,925	11,050
		15,527,255	27,360,481
	Food and Beverage — 3.0%
32,000	Andrew Peller Ltd., Cl. A	132,818	119,848
10,000	BellRing Brands Inc.†	140,000	160,900
1,200	Bridgford Foods Corp.†	18,826	8,940
68,800	Calavo Growers Inc.	1,781,597	1,774,352
85,000	Corby Spirit and Wine Ltd., Cl. A	1,230,622	881,101
192,000	Crimson Wine Group Ltd.†	1,641,388	846,720
22,000	Farmer Brothers Co.†	71,216	27,940
1,350	Hanover Foods Corp., Cl. A	101,653	67,500
450	Hanover Foods Corp., Cl. B	37,509	27,900
37,000	Iwatsuka Confectionery Co. Ltd.	638,562	746,038
500	J & J Snack Foods Corp.	7,207	39,635
10,000	Lifeway Foods Inc.†	122,735	193,400
235,200	Tingyi (Cayman Islands) Holding Corp.	345,177	389,340
207,400	Vitasoy International Holdings Ltd.	108,284	164,784
20,500	Willamette Valley Vineyards Inc.†	71,464	52,685
		6,449,058	5,501,083
	Health Care — 4.9%
18,000	Accuray Inc.†	37,971	6,986
10,000	Acme United Corp.	171,349	449,100
4,500	Boiron SA	76,215	140,436
6,200	CareDx Inc.†	29,271	107,632
500	Collegium Pharmaceutical Inc.†	9,215	16,535
20,000	Electromed Inc.†	41,480	468,200
45,500	Exelixis Inc.†	86,677	1,951,495
185,000	InfuSystem Holdings Inc.†	501,438	1,707,550
2,000	LeMaitre Vascular Inc.	46,792	218,340
700	Mesa Laboratories Inc.	20,935	61,894
181,660	Neogen Corp.†	253,827	1,687,621
53,100	NeoGenomics Inc.†	172,076	394,002
5,000	Neuronetics Inc.†	12,056	7,250
30,000	Niagen Bioscience Inc.†	118,184	132,300
1,500	Omnicell Inc.†	23,551	50,070
140,000	OPKO Health Inc.†	351,022	159,600
Shares		Cost	Market Value
10,000	Option Care Health Inc.†	$73,328	$269,200
17,300	Orthofix Medical Inc.†	285,319	198,431
2,500	QuidelOrtho Corp.†	27,931	41,075
900	STERIS plc	33,904	199,017
53,761	United-Guardian Inc.	432,232	356,435
1,000	Utah Medical Products Inc.	25,584	61,990
8,000	Varex Imaging Corp.†	114,515	84,880
400	Zealand Pharma A/S†	5,080	18,252
		2,949,952	8,788,291
	Hotels and Gaming — 3.2%
6,000	Caesars Entertainment Inc.†	24,411	158,580
1,000	Canterbury Park Holding Corp.	13,530	15,400
500	Churchill Downs Inc.	4,899	44,915
1,190,119	Full House Resorts Inc.†	3,249,970	2,677,768
20,000	Genius Sports Ltd.†	81,525	88,600
50,000	Golden Entertainment Inc.	538,257	1,334,500
202,900	Inspired Entertainment Inc.†	1,191,281	1,446,677
		5,103,873	5,766,440
	Machinery — 3.7%
36,800	Astec Industries Inc.	1,163,126	1,981,312
4,400	DMG Mori AG	22,722	243,607
247,700	Gencor Industries Inc.†	1,552,810	3,715,500
10,000	Stratasys Ltd.†	78,700	78,100
8,500	Tennant Co.	240,360	564,400
1,300	The Middleby Corp.†	12,754	172,354
		3,070,472	6,755,273
	Manufactured Housing and Recreational Vehicles — 2.0%
300	Cavco Industries Inc.†	21,402	145,287
800	Champion Homes Inc.†	5,344	59,496
93,750	Nobility Homes Inc.	1,376,273	2,812,969
17,000	Winnebago Industries Inc.	145,535	526,830
		1,548,554	3,544,582
	Metals and Mining — 1.8%
130,000	Ampco-Pittsburgh Corp.†	475,124	873,600
50,000	Monro Inc.	841,409	802,000
17,200	OR Royalties Inc.	202,617	654,938
400,000	Tanami Gold NL†	17,082	25,390
113,000	Tredegar Corp.†	1,132,452	898,350
		2,668,684	3,254,278
	Paper and Forest Products — 0.0%
1,923	Magnera Corp.†	71,297	18,288

	Publishing — 0.5%
17,000	Lee Enterprises Inc.†	150,050	146,370
205,000	The E.W. Scripps Co., Cl. A†	681,446	762,600
		831,496	908,970
	Real Estate — 2.4%
108,000	AmBase Corp.†	110,174	16,755
115,700	Capital Properties Inc., Cl. A	1,230,342	1,564,843
28,000	DREAM Unlimited Corp., Cl. A	309,437	368,945
35,000	FRP Holdings Inc.†	570,400	765,800
18,000	Gyrodyne LLC†	273,095	133,560
2,508	Royalty LLC†(a)	0	319
82,000	Tejon Ranch Co.†	1,550,241	1,544,880
25,000	Trinity Place Holdings Inc.†(a)	0	0
		4,043,689	4,395,102

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued)—March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Restaurants — 1.2%
21,425	Nathan’s Famous Inc.	$37,091	$2,158,140

	Retail — 1.4%
115,000	Arko Corp.	614,125	639,400
21,496	Lands’ End Inc.†	239,869	241,615
57,004	Movado Group Inc.	857,525	1,392,038
5,000	Natural Grocers by Vitamin Cottage Inc.	66,139	129,250
80,000	Sportsman’s Warehouse Holdings Inc.†	421,751	112,800
900	Village Super Market Inc., Cl. A	20,013	38,007
		2,219,422	2,553,110
	Semiconductors — 1.4%
42,000	Ultra Clean Holdings Inc.†	85,776	2,611,560

	Specialty Chemicals — 1.6%
70,890	Core Molding Technologies Inc.†	574,624	1,587,936
4,300	Hawkins Inc.	77,091	660,480
3,500	Minerals Technologies Inc.	115,215	248,220
4,000	T. Hasegawa Co. Ltd.	83,685	71,201
66,900	The General Chemical Group Inc.†(a)	6,021	0
98,285	Treatt plc	490,502	255,757
		1,347,138	2,823,594
	Telecommunications — 0.9%
36,000	A10 Networks Inc.	223,388	832,320
4,800	Frequency Electronics Inc.†	45,973	212,448
4,579	NETGEAR Inc.†	79,132	100,005
30,000	Nuvera Communications Inc.†	219,358	405,000
200	Preformed Line Products Co.	17,722	54,150
2,400	Shenandoah Telecommunications Co.	13,960	37,008
		599,533	1,640,931
	TOTAL COMMON STOCKS	96,315,890	176,993,014

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
6,300	Jungheinrich AG	17,633	188,746
	TOTAL PREFERRED STOCKS	17,633	188,746

	RIGHTS — 0.0%
	Health Care — 0.0%
25,000	Paratek Pharmaceuticals Inc., CVR†	0	500

	Metals and Mining — 0.0%
60,000	Pan American Silver Corp., CVR†	44,994	36,000
	TOTAL RIGHTS	44,994	36,500
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.1%
$3,900,000	U.S. Treasury Bills, 3.607% to 3.648%††, 04/23/26 to 06/25/26	$3,879,193	$3,879,117
	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,879,193	3,879,117

	TOTAL INVESTMENTS — 100.0%	$100,257,710	181,097,377

	Other Assets and Liabilities (Net) — (0.0)%		(27,291)

	NET ASSETS — 100.0%		$181,070,086

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares. See Note 10.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments—March 31, 2026 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 83.2%
	Aerospace and Defense — 5.3%
$150,000	AeroVironment Inc.,
	Zero Coupon, 07/15/30	$170,868	$147,150
50,000	AST SpaceMobile Inc.,
	2.000%, 01/15/36(a)	45,707	52,937
200,000	BlackSky Technology Inc.,
	8.250%, 08/01/33(a)	210,373	241,500
150,000	Voyager Technologies Inc.,
	0.750%, 11/15/30(a)	149,740	155,850
		576,688	597,437
	Automotive: Parts and Accessories — 1.0%
100,000	Plug Power Inc.,
	6.750%, 12/01/33(a)	95,167	112,861

	Computer Software and Services — 7.5%
100,000	Akamai Technologies Inc.,
	0.250%, 05/15/33(a)	100,000	138,675
50,000	Bitdeer Technologies Group,
	4.000%, 11/15/31(a)	50,217	41,375
200,000	CyberArk Software Ltd.,
	Zero Coupon, 06/15/30(a)	199,677	205,860
70,000	Lumentum Holdings Inc.,
	0.375%, 03/15/32(a)	96,424	269,817
	Nebius Group NV
30,000	1.250%, 03/15/31(a)	30,000	28,911
90,000	2.625%, 03/15/33(a)	90,392	84,114
100,000	Whitefiber Inc.,
	4.500%, 02/01/31(a)	100,000	83,500
		666,710	852,252
	Consumer Products — 0.9%
100,000	Zoetis Inc.,
	0.250%, 06/15/29(a)	100,000	99,500

	Consumer Services — 2.1%
200,000	Uber Technologies Inc., Ser. 2028,
	0.875%, 12/01/28	200,168	240,850

	Diversified Industrial — 2.0%
200,000	BWX Technologies Inc.,
	Zero Coupon, 11/01/30(a)	202,800	207,600
25,000	Enovix Corp.,
	4.750%, 09/15/30(a)	24,092	19,837
		226,892	227,437
	Energy and Energy Services — 7.5%
20,000	Bloom Energy Corp.,
	3.000%, 06/01/28	19,542	143,936
150,000	Centrus Energy Corp.,
	Zero Coupon, 08/15/32(a)	190,298	159,412
150,000	Energy Fuels Inc.,
	0.750%, 11/01/31(a)	182,390	176,025
50,000	Liberty Energy Inc.,
	Zero Coupon, 03/01/31(a)	49,950	54,825
120,000	Ormat Technologies Inc., Ser. A,
	1.500%, 03/15/31(a)	121,242	124,914
150,000	Solaris Energy Infrastructure Inc.,
	0.250%, 10/01/31	166,017	188,063
		729,439	847,175
Principal Amount		Cost	Market Value
	Energy and Utilities: Integrated — 0.0%
$5,000	Crescent Energy Co.,
	2.750%, 03/15/31(a)	$5,000	$5,752

	Energy and Utilities: Natural Gas — 1.7%
100,000	CMS Energy Corp.,
	3.125%, 05/01/31(a)	100,000	102,675
75,000	WEC Energy Group Inc.,
	4.375%, 06/01/29	75,000	92,869
		175,000	195,544
	Energy and Utilities: Services — 10.3%
200,000	FirstEnergy Corp.,
	3.875%, 01/15/31(a)	209,313	230,800
200,000	Fluor Corp.,
	1.125%, 08/15/29	227,376	247,050
200,000	Northern Oil & Gas Inc.,
	3.625%, 04/15/29	204,928	220,069
400,000	PPL Capital Funding Inc.,
	2.875%, 03/15/28	396,705	469,100
		1,038,322	1,167,019
	Environmental Control — 0.8%
100,000	PureCycle Technologies Inc.,
	7.250%, 08/15/30	99,883	87,860

	Equipment and Supplies — 1.4%
150,000	Mirion Technologies Inc.,
	0.250%, 06/01/30(a)	150,000	163,237

	Financial Services — 7.8%
315,000	Bitfarms Ltd.,
	1.375%, 01/15/31(a)	271,345	204,750
150,000	Cleanspark Inc.,
	Zero Coupon, 02/15/32(a)	150,000	101,400
20,000	Dave Inc.,
	Zero Coupon, 04/01/31(a)	20,704	19,020
100,000	Pagaya Technologies Ltd.,
	6.125%, 10/01/29	207,591	115,250
200,000	Riot Platforms Inc.,
	0.750%, 01/15/30	197,666	230,500
60,000	Terawulf Inc.,
	Zero Coupon, 05/01/32(a)	60,275	62,125
150,000	WisdomTree Inc.,
	4.500%, 10/01/31(a)	152,398	155,595
		1,059,979	888,640
	Health Care — 20.9%
200,000	ANI Pharmaceuticals Inc.,
	2.250%, 09/01/29	203,146	248,625
110,000	Arrowhead Pharmaceuticals Inc.,
	Zero Coupon, 01/15/32	118,208	114,081
200,000	Bridgebio Pharma Inc.,
	1.750%, 03/01/31	212,616	339,650
100,000	Cogent Biosciences Inc.,
	1.625%, 11/15/31	108,883	122,650
20,000	CRISPR Therapeutics AG,
	1.731%, 03/01/31(a)	20,322	19,600
200,000	Cytokinetics Inc.,
	1.750%, 10/01/31(a)	214,515	255,375
250,000	Halozyme Therapeutics Inc.,
	0.875%, 11/15/32(a)	258,171	247,250

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued)—March 31, 2026 (Unaudited)

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$50,000	Indivior Pharmaceuticals Inc.,
	0.625%, 03/15/31(a)	$50,000	$51,000
365,000	Invacare Corp., Escrow,
	Zero Coupon, 05/08/28(b)	504	0
150,000	Ionis Pharmaceuticals Inc.,
	Zero Coupon, 12/01/30(a)	156,732	156,656
100,000	Ligand Pharmaceuticals Inc.,
	0.750%, 10/01/30(a)	106,726	121,200
	OSI Systems Inc.
100,000	2.250%, 08/01/29	100,842	153,525
100,000	0.500%, 02/01/31(a)	100,000	102,300
200,000	Sarepta Therapeutics Inc.,
	4.875%, 09/01/30(a)	172,026	167,750
150,000	Tempus AI Inc.,
	0.750%, 07/15/30(a)	150,342	143,363
100,000	TransMedics Group Inc.,
	1.500%, 06/01/28	109,906	129,645
		2,082,939	2,372,670
	Metals and Mining — 3.4%
40,000	Endeavour Silver Corp.,
	0.250%, 01/15/31(a)	40,000	43,352
80,000	First Majestic Silver Corp.,
	0.125%, 01/15/31(a)	80,000	101,920
100,000	MP Materials Corp.,
	3.000%, 03/01/30(a)	179,518	238,500
		299,518	383,772
	Real Estate — 2.8%
300,000	Digital Realty Trust LP, REIT,
	1.875%, 11/15/29(a)	301,645	318,339

	Retail — 3.4%
200,000	Alibaba Group Holding Ltd.,
	0.500%, 06/01/31	211,710	277,750
100,000	GameStop Corp.,
	Zero Coupon, 06/15/32(a)	103,754	103,400
		315,464	381,150
	Semiconductors — 2.1%
50,000	Cohu Inc.,
	1.500%, 01/15/31(a)	51,526	67,300
150,000	indie Semiconductor Inc.,
	3.500%, 12/15/29(a)	128,049	144,750
25,000	Ultra Clean Holdings Inc.,
	Zero Coupon, 03/15/31(a)	25,000	26,544
		204,575	238,594
	Telecommunications — 2.3%
100,000	Applied Digital Corp.,
	2.750%, 06/01/30	98,054	265,700

	TOTAL CONVERTIBLE CORPORATE BONDS	8,425,443	9,445,789

Shares
	MANDATORY CONVERTIBLE SECURITIES(c) — 14.4%
	Aerospace and Defense — 0.7%
1,175	The Boeing Co.,
	6.000%, 10/15/27	62,666	76,234
Shares		Cost	Market Value
	Aviation: Parts and Services — 0.9%
2,000	VSE Corp.,
	5.750%, 02/01/29	$105,616	$100,600

	Business Services — 0.8%
2,000	Oracle Corp., Ser. D,
	6.500%, 01/15/29	98,079	90,020

	Computer Software and Services — 2.8%
5,000	Hewlett Packard Enterprise Co.,
	7.625%, 09/01/27	251,650	322,550

	Energy and Energy Services — 0.9%
2,000	The Southern Co., Ser. A,
	7.125%, 12/15/28	100,665	102,800

	Energy and Utilities: Integrated — 1.9%
4,000	NextEra Energy Inc.,
	7.234%, 11/01/27	186,492	210,160

	Financial Services — 1.4%
3,000	Shift4 Payments Inc.,
	6.000%, 05/01/28	290,104	160,920

	Health Care — 2.5%
2,000	BrightSpring Health Services Inc.,
	6.750%, 02/01/27	100,000	284,080

	Semiconductors — 2.5%
5,000	Microchip Technology Inc.,
	7.500%, 03/15/28	250,751	284,850

	TOTAL MANDATORY CONVERTIBLE SECURITIES	1,446,023	1,632,214

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.9%
$215,000	U.S. Treasury Bill,
	3.643%†, 06/18/26	213,318	213,328

	TOTAL U.S. GOVERNMENT OBLIGATIONS	213,318	213,328

	TOTAL INVESTMENTS — 99.5%	$10,084,784	11,291,331

	Other Assets and Liabilities (Net) — 0.5%		54,955

	NET ASSETS — 100.0%		$11,346,286

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Represents annualized yield at date of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments—March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.6%
	Aerospace and Defense — 1.0%
1,165	General Dynamics Corp.	$318,916	$399,851

	Business Services — 2.0%
2,478	Visa Inc., Cl. A	588,121	748,951

	Commercial Services and Supplies — 2.9%
4,623	Advanced Drainage Systems Inc.	719,840	633,952
5,259	Veralto Corp.	533,593	465,001
		1,253,433	1,098,953
	Communications Equipment — 2.3%
2,028	Motorola Solutions Inc.	808,520	880,091

	Computer Hardware — 2.0%
2,951	Apple Inc.	700,067	748,934

	Computer Software and Services — 7.9%
3,201	Alphabet Inc., Cl. A	475,224	920,480
3,423	Dell Technologies Inc., Cl. C	525,892	561,817
1,347	Meta Platforms Inc., Cl. A	995,821	770,659
1,950	Microsoft Corp.	634,664	721,831
		2,631,601	2,974,787
	Diversified Industrial — 8.3%
780	CACI International Inc., Cl. A†	473,758	424,219
21,881	CSX Corp.	767,883	898,215
1,568	Deere & Co.	787,405	883,254
9,692	RB Global Inc.	1,060,333	928,978
		3,089,379	3,134,666
	Energy and Utilities: Integrated — 7.3%
7,713	Entergy Corp.	738,338	866,633
10,920	NextEra Energy Inc.	579,561	1,014,249
7,505	WEC Energy Group Inc.	665,401	868,854
		1,983,300	2,749,736
	Energy: Oil — 6.1%
4,305	Chevron Corp.	564,221	890,704
5,272	Exxon Mobil Corp.	609,090	894,448
6,937	The Williams Companies Inc.	504,186	504,875
		1,677,497	2,290,027
	Entertainment — 1.8%
26,343	Warner Music Group Corp., Cl. A	804,417	672,800

	Equipment and Supplies — 2.1%
1,644	Hubbell Inc.	530,296	806,777

	Financial Services — 19.8%
2,435	Arthur J. Gallagher & Co.	497,944	527,372
1,985	Berkshire Hathaway Inc., Cl. B†	968,211	951,212
4,218	Cullen/Frost Bankers Inc.	548,832	578,203
4,749	Intercontinental Exchange Inc.	810,689	746,923
2,656	JPMorgan Chase & Co.	452,631	781,289
5,179	KKR & Co. Inc.	736,706	479,058
1,625	LPL Financial Holdings Inc.	590,782	488,849
1,524	MSCI Inc.	886,804	821,451
6,365	SouthState Bank Corp.	658,240	588,890
4,243	The Progressive Corp.	792,941	841,132
8,401	Wells Fargo & Co.	495,925	668,804
		7,439,705	7,473,183
Shares		Cost	Market Value
	Food and Beverage — 4.4%
5,584	PepsiCo Inc.	$739,800	$867,139
3,921	The Hershey Co.	799,546	815,137
		1,539,346	1,682,276
	Health Care — 9.4%
4,325	Abbott Laboratories	480,559	444,048
3,688	Johnson & Johnson	595,779	901,494
531	McKesson Corp.	353,365	459,506
6,520	Merck & Co. Inc.	588,738	784,291
1,941	Thermo Fisher Scientific Inc.	946,063	954,060
		2,964,504	3,543,399
	Materials — 2.9%
1,887	Eagle Materials Inc.	411,238	357,492
3,475	Packaging Corp. of America	694,982	737,465
		1,106,220	1,094,957
	Real Estate — 2.1%
5,999	Prologis Inc., REIT	607,623	792,948

	Retail — 10.0%
5,424	Amazon.com Inc.†	1,178,502	1,129,656
1,525	McDonald’s Corp.	454,454	473,955
8,895	O’Reilly Automotive Inc.†	503,005	821,097
2,731	The Home Depot Inc.	1,086,363	898,199
3,611	Walmart Inc.	229,147	448,775
		3,451,471	3,771,682
	Semiconductors — 4.4%
7,401	Qnity Electronics Inc.	671,000	853,927
4,097	Texas Instruments Inc.	649,769	795,392
		1,320,769	1,649,319
	Telecommunications — 1.8%
3,245	T-Mobile US Inc.	756,502	681,547

	Transportation — 1.1%
2,046	JB Hunt Transport Services Inc.	345,641	433,548

	TOTAL COMMON STOCKS	33,917,328	37,628,432

	SHORT TERM INVESTMENT — 0.4%
	Other Investment Companies — 0.4%
149,585	Dreyfus Treasury Securities Cash Management - Institutional Shares, 3.530%*	149,585	149,585

	TOTAL SHORT TERM INVESTMENT	149,585	149,585

	TOTAL INVESTMENTS — 100.0%	$34,066,913	37,778,017

	Other Assets and Liabilities (Net) — 0.0%		12,486

	NET ASSETS — 100.0%		$37,790,503

*	1 day yield as of March 31, 2026.
†	Non-income producing security.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments—March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 61.8%
	Aerospace and Defense — 0.7%
584	General Dynamics Corp.	$164,068	$200,440

	Automotive: Parts and Accessories — 0.6%
2,066	O’Reilly Automotive Inc.†	147,504	190,712

	Business Services — 1.2%
1,160	Visa Inc., Cl. A	279,786	350,598

	Commercial Services and Supplies — 1.0%
2,209	Advanced Drainage Systems Inc.	344,890	302,920

	Communications Equipment — 1.4%
966	Motorola Solutions Inc.	385,124	419,215

	Computer Hardware — 2.1%
1,410	Apple Inc.	311,128	357,844
1,634	Dell Technologies Inc., Cl. C	251,039	268,188
		562,167	626,032
	Computer Software and Services — 3.9%
1,505	Alphabet Inc., Cl. A	306,553	432,778
705	Meta Platforms Inc., Cl. A	506,458	403,351
935	Microsoft Corp.	469,573	346,109
		1,282,584	1,182,238
	Consumer Services — 3.6%
5,156	Amazon.com Inc.†	1,137,191	1,073,840

	Diversified Industrial — 5.8%
375	CACI International Inc., Cl. A†	227,768	203,951
11,300	CSX Corp.	396,729	463,865
851	Deere & Co.	426,246	479,369
4,641	RB Global Inc.	507,685	444,840
1,960	Veralto Corp.	199,761	173,303
		1,758,189	1,765,328
	Electronics — 1.0%
267	Monolithic Power Systems Inc.	129,091	291,924

	Energy and Utilities: Integrated — 3.5%
3,237	Entergy Corp.	309,413	363,709
5,230	NextEra Energy Inc.	355,179	485,762
1,849	WEC Energy Group Inc.	162,568	214,059
		827,160	1,063,530
	Energy: Oil — 2.7%
1,306	Chevron Corp.	203,339	270,212
1,829	Exxon Mobil Corp.	211,832	310,308
3,322	The Williams Companies Inc.	241,445	241,775
		656,616	822,295
	Entertainment — 1.1%
12,593	Warner Music Group Corp., Cl. A	384,542	321,625

	Equipment and Supplies — 0.7%
459	Hubbell Inc.	152,108	225,250

	Financial Services — 10.4%
1,164	Arthur J. Gallagher & Co.	300,773	252,099
949	Berkshire Hathaway Inc., Cl. B†	474,366	454,761
1,933	Cullen/Frost Bankers Inc.	251,863	264,976
Shares		Cost	Market Value
1,641	Intercontinental Exchange Inc.	$279,264	$258,096
1,294	JPMorgan Chase & Co.	274,097	380,643
2,931	KKR & Co. Inc.	414,697	271,118
780	LPL Financial Holdings Inc.	281,286	234,647
729	MSCI Inc.	424,139	392,938
2,058	SouthState Bank Corp.	221,570	190,406
1,211	The Progressive Corp.	297,686	240,069
2,401	Wells Fargo & Co.	175,103	191,144
		3,394,844	3,130,897
	Food and Beverage — 2.1%
2,626	PepsiCo Inc.	413,267	407,792
1,089	The Hershey Co.	201,264	226,392
		614,531	634,184
	Health Care — 5.8%
2,078	Abbott Laboratories	237,840	213,348
1,894	Johnson & Johnson	312,123	462,969
255	McKesson Corp.	173,312	220,667
3,189	Merck & Co. Inc.	287,958	383,605
934	Thermo Fisher Scientific Inc.	453,534	459,089
		1,464,767	1,739,678
	Materials — 1.8%
1,110	Eagle Materials Inc.	243,947	210,290
1,629	Packaging Corp. of America	328,508	345,706
		572,455	555,996
	Real Estate — 0.8%
1,843	Prologis Inc., REIT	188,194	243,608

	Retail — 3.0%
787	McDonald’s Corp.	234,926	244,592
1,310	The Home Depot Inc.	522,246	430,846
1,850	Walmart Inc.	159,237	229,918
		916,409	905,356
	Semiconductors — 7.3%
1,186	Broadcom Inc.	347,657	367,079
6,134	NVIDIA Corp.	990,178	1,069,770
3,369	Qnity Electronics Inc.	306,253	388,715
2,020	Texas Instruments Inc.	323,219	392,163
		1,967,307	2,217,727
	Telecommunication Services — 0.6%
830	T-Mobile US Inc.	196,329	174,325

	Transportation — 0.7%
974	JB Hunt Transport Services Inc.	164,546	206,391

	TOTAL COMMON STOCKS	17,690,402	18,644,109

	MANDATORY CONVERTIBLE SECURITIES(a) — 1.0%
	Aerospace and Defense — 1.0%
4,550	The Boeing Co.,
	6.000%, 10/15/27	337,090	295,204
	TOTAL MANDATORY CONVERTIBLE SECURITIES	337,090	295,204

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued)—March 31, 2026 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 24.4%
	Communications — 0.9%
	Charter Communications Operating Capital Corp.
$200,000	6.384%, 10/23/35	$207,832	$203,786
135,000	3.700%, 04/01/51	138,494	83,783
		346,326	287,569
	Computer Hardware — 1.0%
295,000	Dell International LLC/EMC Corp.,
	5.750%, 02/01/33	293,682	306,614

	Computer Software and Services — 1.5%
	Oracle Corp.
70,000	4.800%, 09/26/32	69,977	66,664
240,000	6.250%, 11/09/32	240,321	246,326
135,000	6.900%, 11/09/52	135,528	127,719
		445,826	440,709
	Diversified Industrial — 0.8%
250,000	Cabot Corp.,
	4.000%, 07/01/29	249,727	247,245

	Electronics — 0.8%
225,000	Flex Ltd.,
	6.000%, 01/15/28	230,772	229,660

	Energy and Energy Services — 2.2%
	Energy Transfer LP
165,000	7.125%(b)(c)	141,075	168,238
235,000	6.250%, 04/15/49	271,613	230,890
245,000	Plains All American Pipeline LP,
	5.950%, 06/15/35	244,396	253,210
		657,084	652,338
	Energy and Utilities: Natural Gas — 0.6%
160,000	Enbridge Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.97%),
	7.200%, 06/27/54(c)	161,471	168,340

	Energy and Utilities: Water — 0.7%
200,000	Aptiv Swiss Holdings Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.39%),
	6.875%, 12/15/54(c)	202,165	201,751

	Energy: Oil — 3.1%
95,000	Diamondback Energy Inc.,
	6.250%, 03/15/33	98,201	101,432
275,000	MPLX LP,
	2.650%, 08/15/30	274,446	253,540
350,000	Northern Oil & Gas Inc.,
	7.875%, 10/15/33	350,910	362,290
259,000	Piedmont Natural Gas Co. Inc.,
	5.050%, 05/15/52	257,592	228,241
		981,149	945,503
Principal Amount		Cost	Market Value
	Financial Services — 6.3%
$210,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 3.26%),
	6.992%, 06/13/29(c)	$210,029	$218,714
210,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.74%),
	5.518%, 10/25/35(c)	205,896	210,124
150,000	Blue Owl Capital Corp.,
	3.400%, 07/15/26	150,008	148,830
150,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.28%),
	3.070%, 02/24/28(c)	149,263	148,208
240,000	Golub Capital Private Credit Fund,
	5.875%, 05/01/30	238,568	235,327
250,000	MPT Operating Partnership LP/MPT Finance Corp.,
	8.500%, 02/15/32	263,289	253,654
250,000	Sixth Street Lending Partners,
	5.750%, 01/15/30	252,145	246,473
190,000	State Street Corp., Ser. I, (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.61%),
	6.700%(b)(c)	190,270	193,067
260,000	TPG Operating Group II LP,
	5.375%, 01/15/36	257,983	251,786
		1,917,451	1,906,183
	Food and Beverage — 1.7%
250,000	Performance Food Group Inc.,
	6.125%, 09/15/32	253,801	250,709
125,000	Pilgrim’s Pride Corp.,
	6.250%, 07/01/33	124,120	130,993
200,000	The J.M. Smucker Co.,
	3.550%, 03/15/50	203,386	137,277
		581,307	518,979
	Health Care — 1.3%
179,000	CHS/Community Health Systems Inc.,
	10.875%, 01/15/32	190,586	192,229
200,000	CVS Health Corp.,
	3.250%, 08/15/29	201,166	191,671
		391,752	383,900
	Real Estate — 1.9%
150,000	Brixmor Operating Partnership LP,
	2.250%, 04/01/28	149,935	144,043
200,000	Iron Mountain Inc.,
	7.000%, 02/15/29	204,652	204,028
265,000	Realty Income Corp.,
	2.850%, 12/15/32	273,009	235,252
		627,596	583,323

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued)—March 31, 2026 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Semiconductors — 0.8%
$235,000	Broadcom Inc.,
	4.150%, 11/15/30	$253,129	$231,405

	Transportation — 0.8%
250,000	AP Moller - Maersk A/S,
	4.500%, 06/20/29	249,430	249,796

	TOTAL CORPORATE BONDS	7,588,867	7,353,315

	CONVERTIBLE CORPORATE BONDS — 4.0%
	Aerospace and Defense — 1.0%
300,000	Parsons Corp.,
	2.625%, 03/01/29	338,312	295,950

	Financial Services — 0.3%
110,000	MARA Holdings Inc., Zero Coupon, 08/01/32	118,695	78,045

	Real Estate — 0.9%
315,000	Boston Properties LP,
	2.000%, 10/01/30	314,334	287,438

	Telecommunication Services — 1.8%
80,000	GDS Holdings Ltd.,
	2.250%, 06/01/32	114,358	115,180
300,000	NextEra Energy Capital Holdings Inc.,
	3.000%, 03/01/27	332,424	416,625
		446,782	531,805
	TOTAL CONVERTIBLE CORPORATE BONDS	1,218,123	1,193,238

	U.S. GOVERNMENT OBLIGATIONS — 7.1%
	U.S. Treasury Bonds — 3.9%
365,000	2.500%, 02/15/45	335,621	256,598
300,000	2.500%, 05/15/46	320,206	206,649
235,000	1.875%, 02/15/51	216,726	130,902
285,000	3.000%, 08/15/52	242,095	203,179
200,000	4.750%, 05/15/55	198,105	195,313
180,000	4.750%, 08/15/55	180,824	175,908
		1,493,577	1,168,549
	U.S. Treasury Notes — 3.2%
250,000	4.375%, 05/15/34	253,888	252,827
250,000	3.875%, 08/15/34	249,298	243,833
240,000	4.250%, 11/15/34	240,961	240,122
250,000	4.250%, 05/15/35	250,387	249,565
		994,534	986,347
	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,488,111	2,154,896
Principal Amount		Cost	Market Value
	FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
	Foreign Government Obligations — 0.9%
$270,000	Mexico Government International Bond,
	7.375%, 05/13/55	$265,862	$284,121
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS	265,862	284,121

Shares
	SHORT TERM INVESTMENT — 0.2%
	Other Investment Companies — 0.2%
67,713	Dreyfus Treasury Securities Cash Management - Institutional Shares, 3.530%*	67,713	67,713
	TOTAL SHORT TERM INVESTMENT	67,713	67,713

	TOTAL INVESTMENTS — 99.4%	$29,656,168	29,992,596

	Other Assets and Liabilities (Net) — 0.6%		175,410

	NET ASSETS — 100.0%		$30,168,006

†	Non-income producing security.
(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(b)	Security is perpetual and has no stated maturity date.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2026.
*	1 day yield as of March 31, 2026.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	Mighty Mites Fund	Convertible Securities Fund
Assets:
Investments, at value (Cost $99,062,582 and $10,084,784, respectively)	$180,844,466	$11,291,331
Investments in affiliates, at value (Cost $1,195,128)	252,911	—
Cash	4,881	1,326
Receivable for Fund shares sold	4,730	295
Receivable for investments sold	104,662	—
Receivable from Advisers	—	22,886
Dividends and interest receivable	333,090	35,971
Prepaid expenses	71,011	48,077
Total Assets	181,615,751	11,399,886
Liabilities:
Payable for Fund shares redeemed	122,906	—
Payable for investment advisory fees	154,845	9,823
Payable for distribution fees	28,651	1,818
Payable for accounting fees	7,500	—
Payable for custodian fees	31,151	6,144
Payable for legal and audit fees	44,110	19,573
Payable for shareholder communications expenses	96,117	14,736
Payable for shareholder services fees	56,570	1,506
Other accrued expenses	3,815	—
Total Liabilities	545,665	53,600
Commitments and Contingencies (See Note 3)
Net Assets	$181,070,086	$11,346,286

Net Assets Consist of:
Paid-in capital	$82,690,473	$9,584,675
Total distributable earnings	98,379,613	1,761,611
Net Assets	$181,070,086	$11,346,286

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$59,636,545	$3,639,913
Shares of beneficial interest outstanding	3,905,462	265,406
Net Asset Value, offering, and redemption price per share	$15.27	$13.71
Class A:
Net assets	$51,098,774	$2,138,761
Shares of beneficial interest outstanding	3,564,719	149,366
Net Asset Value and redemption price per share	$14.33	$14.32
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$14.93	$14.92
Class C:
Net assets	$5,339,069	$654,992
Shares of beneficial interest outstanding	469,118	42,352
Net Asset Value and offering price per share (a)	$11.38	$15.47
Class I:
Net assets	$64,995,698	$4,912,620
Shares of beneficial interest outstanding	4,100,770	356,829
Net Asset Value, offering, and redemption price per share	$15.85	$13.77

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

March 31, 2026 (Unaudited)

	Equity Fund	Balanced Fund
Assets:
Investments, at value (Cost $34,066,913 and $29,656,168, respectively)	$37,778,017	$29,992,596
Receivable for Fund shares sold	837	—
Dividends and interest receivable	19,458	160,452
Prepaid expenses	65,079	70,577
Total Assets	37,863,391	30,223,625
Liabilities:
Payable for Fund shares redeemed	340	100
Payable for investment advisory fees	32,813	19,673
Payable for distribution fees	8,033	6,042
Payable for custodian fees	3,452	2,864
Payable for legal and audit fees	21,518	20,897
Payable for shareholder communications expenses	2,381	3,297
Payable for shareholder services fees	3,827	2,398
Other accrued expenses	524	348
Total Liabilities	72,888	55,619

Net Assets	$37,790,503	$30,168,006

Net Assets Consist of:
Paid-in capital	$33,295,217	$29,087,373
Total distributable earnings	4,495,286	1,080,633
Net Assets	$37,790,503	$30,168,006

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$36,476,799	$23,118,001
Shares of beneficial interest outstanding	3,644,412	2,490,520
Net Asset Value, offering, and redemption price per share	$10.01	$9.28
Class A:
Net assets	$531,449	$3,853,149
Shares of beneficial interest outstanding	53,119	411,201
Net Asset Value and redemption price per share	$10.00	$9.37
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$10.42	$9.76
Class C:
Net assets	$102	$187,458
Shares of beneficial interest outstanding	10	19,704
Net Asset Value and offering price per share (a)	$10.20	$9.51
Class I:
Net assets	$782,153	$3,009,398
Shares of beneficial interest outstanding	78,431	324,904
Net Asset Value, offering, and redemption price per share	$9.97	$9.26

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

	Mighty Mites Fund	Convertible Securities Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $20,930 and $0, respectively)	$1,783,369	$39,479
Interest	28,394	97,934
Total Investment Income	1,811,763	137,413
Expenses:
Investment advisory fees	939,505	63,597
Distribution fees - Class AAA	74,974	4,751
Distribution fees - Class A	64,493	2,881
Distribution fees - Class C	30,825	3,810
Accounting fees	22,500	—
Custodian fees	29,132	2,237
Legal and audit fees	37,974	14,115
Registration expenses	41,585	39,271
Shareholder communications expenses	62,551	15,589
Shareholder services fees	59,801	5,325
Trustees’ fees	37,929	2,606
Miscellaneous expenses	15,057	9,096
Total Expenses	1,416,326	163,278
Less:
Fees waived or expenses reimbursed by Advisers (See Note 3)	—	(94,130)
Custodian fee credits	—	(85)
Advisory fee reduction on unsupervised assets (See Note 3)	(21,656)	—
Expenses paid indirectly by broker (See Note 7)	(1,607)	(384)
Total Reimbursements, Waivers, Reductions, and Credits	(23,263)	(94,599)
Net Expenses	1,393,063	68,679
Net Investment Income	418,700	68,734

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	20,663,500	628,046
Net realized loss on foreign currency transactions	(1,300)	—
Net realized gain on investments and foreign currency transactions	20,662,200	628,046
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(7,889,037)	(900,597)
on investments - affiliated	(321,832)	—
on foreign currency translations	(113)	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(8,210,982)	(900,597)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	12,451,218	(272,551)
Net Increase/Decrease in Net Assets Resulting from Operations	$12,869,918	$(203,817)

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Six Months Ended March 31, 2026 (Unaudited)

	Equity Fund	Balanced Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $337 and $161, respectively)	$376,394	$155,679
Interest	3,986	266,428
Total Investment Income	380,380	422,107
Expenses:
Investment advisory fees	201,070	121,101
Distribution fees - Class AAA	48,494	31,097
Distribution fees - Class A	685	5,357
Distribution fees - Class C	—	1,030
Custodian fees	4,918	6,049
Legal and audit fees	16,601	16,027
Registration expenses	41,207	41,279
Shareholder communications expenses	19,111	17,813
Shareholder services fees	12,175	9,364
Trustees’ fees	8,090	6,499
Interest expense	509	500
Miscellaneous expenses	8,043	7,979
Total Expenses	360,903	264,095
Less:
Fees waived or expenses reimbursed by Advisers (See Note 3)	—	—
Advisory fee reduction on unsupervised assets (See Note 3)	—	—
Expenses paid indirectly by broker (See Note 7)	(475)	(453)
Total Reimbursements, Waivers, Reductions, and Credits	(475)	(453)
Net Expenses	360,428	263,642
Net Investment Income	19,952	158,465

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	1,371,786	1,158,120
Net realized gain on foreign currency transactions	—	—
Net realized gain on investments and foreign currency transactions	1,371,786	1,158,120
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(1,472,575)	(1,466,918)
on investments - affiliated	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(1,472,575)	(1,466,918)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(100,789)	(308,798)
Net Decrease in Net Assets Resulting from Operations	$(80,837)	$(150,333)

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets

March 31, 2026 (Unaudited)

	Mighty Mites Fund		Convertible Securities Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30,	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	(Unaudited)	2025
Operations:
Net investment income	$418,700	$535,472	$68,734	$240,284
Net realized gain on investments and foreign currency transactions	20,662,200	40,445,703	628,046	911,533
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(8,210,982)	(23,585,488)	(900,597)	1,659,650
Net Increase/(Decrease) in Net Assets Resulting from Operations	12,869,918	17,395,687	(203,817)	2,811,467

Distributions to Shareholders:
Accumulated earnings
Class AAA	(11,429,433)	—	(250,127)	(77,708)
Class A	(10,016,598)	—	(151,954)	(44,583)
Class C	(1,264,997)	—	(48,647)	(12,388)
Class I	(14,167,202)	—	(418,581)	(158,861)
Total Distributions to Shareholders	(36,878,230)	—	(869,309)	(293,540)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	241,377	338,592	95,110	107,362
Class A	2,718,927	3,024,266	152,083	198,354
Class C	137,071	391,939	—	81,697
Class I	2,513,047	5,976,455	857,212	93,303
	5,610,422	9,731,252	1,104,405	480,716
Proceeds from reinvestment of distributions
Class AAA	11,133,446	—	247,355	76,797
Class A	9,021,117	—	151,921	44,573
Class C	1,264,152	—	48,647	12,388
Class I	12,801,232	—	417,484	158,499
	34,219,947	—	865,407	292,257
Cost of shares redeemed
Class AAA	(7,087,304)	(12,851,487)	(115,284)	(407,981)
Class A	(8,745,121)	(16,411,244)	(277,639)	(531,574)
Class C	(2,351,707)	(4,492,463)	(203,595)	(496,200)
Class I	(18,590,181)	(54,422,785)	(2,246,356)	(2,566,309)
	(36,774,313)	(88,177,979)	(2,842,874)	(4,002,064)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	3,056,056	(78,446,727)	(873,062)	(3,229,091)

Redemption Fees	—	—	—	10

Net Decrease in Net Assets	(20,952,256)	(61,051,040)	(1,946,188)	(711,154)

Net Assets:
Beginning of year	202,022,342	263,073,382	13,292,474	14,003,628
End of period	$181,070,086	$202,022,342	$11,346,286	$13,292,474

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Continued)

March 31, 2026 (Unaudited)

	Equity Fund		Balanced Fund
	For the Six Months Ended March 31, 2026	For the Year Ended September 30,	For the Six Months Ended March 31, 2026	For the Year Ended September 30,
	(Unaudited)	2025	(Unaudited)	2025
Operations:
Net investment income	$19,952	$64,056	$158,465	$447,407
Net realized gain on investments	1,371,786	5,135,653	1,158,120	3,749,110
Net change in unrealized depreciation on investments	(1,472,575)	(4,063,283)	(1,466,918)	(2,514,382)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(80,837)	1,136,426	(150,333)	1,682,135

Distributions to Shareholders:
Accumulated earnings
Class AAA	(5,140,735)	(3,424,156)	(3,083,112)	(2,047,441)
Class A	(73,959)	(57,772)	(553,746)	(355,266)
Class C	—	(983)	(26,778)	(39,232)
Class I	(116,699)	(96,407)	(360,534)	(228,940)
Return of capital			–	–
Total Distributions to Shareholders	(5,331,393)	(3,579,318)	(4,024,170)	(2,670,879)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	102,868	426,992	172,028	671,562
Class A	148	5,188	51,615	58,298
Class C	—	101	—	—
Class I	1,476	4,828	409,006	371,475
	104,492	437,109	632,649	1,101,335
Proceeds from reinvestment of distributions
Class AAA	5,015,143	3,331,770	2,993,315	1,983,960
Class A	73,442	57,444	539,924	346,553
Class C	—	983	26,778	39,232
Class I	115,223	95,495	360,405	228,940
	5,203,808	3,485,692	3,920,422	2,598,685
Cost of shares redeemed
Class AAA	(4,203,315)	(4,296,851)	(3,134,823)	(5,285,946)
Class A	(40,239)	(242,418)	(828,300)	(654,773)
Class C	—	(13,047)	(47,455)	(388,953)
Class I	(176,509)	(253,124)	(238,248)	(869,751)
	(4,420,063)	(4,805,440)	(4,248,826)	(7,199,423)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	888,237	(882,639)	304,245	(3,499,403)

Net Decrease in Net Assets	(4,523,993)	(3,325,531)	(3,870,258)	(4,488,147)

Net Assets:
Beginning of year	42,314,496	45,640,027	34,038,264	38,526,411
End of period	$37,790,503	$42,314,496	$30,168,006	$34,038,264

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions(e)		Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2026(f)	$17.59	$0.03	$0.91	$0.94	$(0.07)	$(3.19)	$(3.26)	$—	$15.27	7.23%	$59,636	0.38	%(g)	1.55	%(g)	1.58	%(g)	1%
2025	16.06	0.03	1.50	1.53	—	—	—	—	17.59	9.53	62,698	0.18		1.49	(h)	1.53		2
2024	20.86	0.00 (c)	3.07	3.07	(0.07)	(7.80)	(7.87)	0.00	16.06	17.73	69,834	0.02		1.50	(h)	1.54		2
2023	20.74	0.05	2.86	2.91	(0.13)	(2.66)	(2.79)	0.00	20.86	14.10	82,962	0.23		1.48	(h)	1.51		2
2022	30.25	0.13	(5.39)	(5.26)	(0.07)	(4.18)	(4.25)	0.00	20.74	(20.64)	84,906	0.50		1.41	(h)	1.43		3
2021	22.42	0.13	10.11	10.24	—	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47		1.40	(h)	1.42		6
Class A
2026(f)	$16.52	$0.03	$0.85	$0.88	$(0.08)	$(2.99)	$(3.07)	$—	$14.33	7.22%	$51,099	0.38	%(g)	1.55	%(g)	1.58	%(g)	1%
2025	15.08	0.03	1.41	1.44	—	—	—	—	16.52	9.55	54,656	0.18		1.49	(h)	1.53		2
2024	19.59	0.00 (c)	2.88	2.88	(0.07)	(7.32)	(7.39)	0.00	15.08	17.68	63,424	0.02		1.50	(h)	1.54		2
2023	19.49	0.05	2.69	2.74	(0.14)	(2.50)	(2.64)	0.00	19.59	14.10	71,537	0.24		1.48	(h)	1.51		2
2022	28.68	0.12	(5.06)	(4.94)	(0.07)	(4.18)	(4.25)	0.00	19.49	(20.63)	71,820	0.48		1.41	(h)	1.43		3
2021	21.37	0.12	9.60	9.72	—	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44		1.41	(h)	1.43		6
Class C
2026(f)	$13.09	$(0.02)	$0.68	$0.66	$—	$(2.37)	$(2.37)	$—	$11.38	6.82%	$5,339	(0.39	)%(g)	2.30	%(g)	2.33	%(g)	1%
2025	12.04	(0.07)	1.12	1.05	—	—	—	—	13.09	8.72	7,169	(0.58)		2.24	(h)	2.28		2
2024	15.74	(0.10)	2.31	2.21	(0.05)	(5.86)	(5.91)	0.00	12.04	16.88	10,721	(0.74)		2.25	(h)	2.29		2
2023	15.67	(0.09)	2.17	2.08	—	(2.01)	(2.01)	0.00	15.74	13.23	18,012	(0.52)		2.23	(h)	2.26		2
2022	23.95	(0.05)	(4.05)	(4.10)	—	(4.18)	(4.18)	0.00	15.67	(21.22)	25,567	(0.25)		2.16	(h)	2.18		3
2021	18.31	(0.06)	8.11	8.05	—	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)		2.15	(h)	2.17		6
Class I
2026(f)	$18.29	$0.05	$0.94	$0.99	$(0.12)	$(3.31)	$(3.43)	$—	$15.85	7.35%	$64,996	0.62	%(g)	1.30	%(g)	1.33	%(g)	1%
2025	16.65	0.07	1.57	1.64	—	—	—	—	18.29	9.85	77,499	0.42		1.24	(h)	1.28		2
2024	21.75	0.05	3.19	3.24	(0.11)	(8.23)	(8.34)	0.00	16.65	18.00	119,094	0.25		1.25	(h)	1.29		2
2023	21.63	0.11	2.99	3.10	(0.20)	(2.78)	(2.98)	0.00	21.75	14.38	209,432	0.48		1.23	(h)	1.26		2
2022	31.38	0.20	(5.62)	(5.42)	(0.15)	(4.18)	(4.33)	0.00	21.63	(20.44)	264,171	0.74		1.16	(h)	1.18		3
2021	23.13	0.21	10.45	10.66	—	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72		1.15	(h)	1.17		6

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	Before advisory fee reduction on unsupervised assets totalling 0.02%, 0.04%, 0.04%, 0.04%, 0.03%, and 0.02% of net assets for the six months ended March 31, 2026 and the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021.
(f)	For the six months ended March 31, 2026, unaudited.
(g)	Annualized.
(h)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.45% (Class AAA and Class A), 2.20% (Class C), and 1.20% (Class I) for the fiscal year ended September 30, 2025. For the fiscal years ended September 30, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2026(d)	$14.98	$0.07	$(0.34)	$(0.27)	$(0.15)	$(0.85)	$(1.00)	$—	$13.71	(1.94)%	$3,640	0.99	%(e)	1.15	%(e)	2.64	%(e)	48%
2025	12.29	0.24	2.75	2.99	(0.30)	—	(0.30)	0.00	14.98	24.68	3,734	1.79		1.16	(f)	2.16		63
2024	11.31	0.28	1.02	1.30	(0.32)	—	(0.32)	—	12.29	11.69	3,284	2.42		1.15	(f)	2.08		71
2023	12.54	0.24	0.02	0.26	(0.32)	(1.17)	(1.49)	—	11.31	1.84	3,352	1.98		1.16	(f)	1.82		36
2022	18.26	0.02	(3.96)	(3.94)	(0.17)	(1.61)	(1.78)	—	12.54	(23.78)	4,065	0.16		1.15	(f)	1.62		39
2021	15.59	0.05	3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27		1.15	(f)	1.56		34
Class A
2026(d)	$15.63	$0.08	$(0.36)	$(0.28)	$(0.15)	$(0.88)	$(1.03)	$—	$14.32	(1.88)%	$2,139	0.99	%(e)	1.15	%(e)	2.64	%(e)	48%
2025	12.80	0.24	2.88	3.12	(0.29)	—	(0.29)	0.00	15.63	24.72	2,307	1.79		1.16	(f)	2.16		63
2024	11.77	0.29	1.06	1.35	(0.32)	—	(0.32)	—	12.80	11.65	2,181	2.42		1.15	(f)	2.08		71
2023	13.04	0.25	0.02	0.27	(0.32)	(1.22)	(1.54)	—	11.77	1.80	2,243	1.95		1.16	(f)	1.82		36
2022	18.91	0.02	(4.12)	(4.10)	(0.16)	(1.61)	(1.77)	—	13.04	(23.77)	3,419	0.16		1.15	(f)	1.62		39
2021	16.13	0.04	3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24		1.17	(f)	1.58		34
Class C
2026(d)	$16.88	$0.02	$(0.38)	$(0.36)	$(0.10)	$(0.95)	$(1.05)	$—	$15.47	(2.22)%	$655	0.27	%(e)	1.90	%(e)	3.39	%(e)	48%
2025	13.83	0.15	3.10	3.25	(0.20)	—	(0.20)	0.00	16.88	23.69	869	1.04		1.91	(f)	2.91		63
2024	12.70	0.22	1.15	1.37	(0.24)	—	(0.24)	—	13.83	10.88	1,083	1.69		1.90	(f)	2.83		71
2023	14.04	0.16	0.03	0.19	(0.22)	(1.31)	(1.53)	—	12.70	1.06	1,534	1.16		1.91	(f)	2.57		36
2022	20.24	(0.10)	(4.43)	(4.53)	(0.06)	(1.61)	(1.67)	—	14.04	(24.32)	3,297	(0.60)		1.90	(f)	2.37		39
2021	17.26	(0.10)	3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)		1.90	(f)	2.31		34
Class I
2026(d)	$15.04	$0.09	$(0.34)	$(0.25)	$(0.17)	$(0.85)	$(1.02)	$—	$13.77	(1.77)%	$4,912	1.28	%(e)	0.90	%(e)	2.39	%(e)	48%
2025	12.33	0.27	2.78	3.05	(0.34)	—	(0.34)	0.00	15.04	25.07	6,382	2.04		0.91	(f)	1.91		63
2024	11.35	0.31	1.02	1.33	(0.35)	—	(0.35)	—	12.33	11.93	7,456	2.69		0.90	(f)	1.83		71
2023	12.59	0.26	0.02	0.28	(0.35)	(1.17)	(1.52)	—	11.35	2.05	13,101	2.14		0.91	(f)	1.57		36
2022	18.32	0.06	(3.98)	(3.92)	(0.20)	(1.61)	(1.81)	—	12.59	(23.56)	28,839	0.39		0.90	(f)	1.37		39
2021	15.64	0.09	3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51		0.90	(f)	1.31		34

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2026 and the fiscal years ended September 30, 2025 and 2023, if credits had not been received, the ratios of operating expenses to average net assets would have been 1.16%, 1.18% and 1.17% (Class AAA and Class A), 1.91%, 1.93% and 1.92% (Class C), and 0.91%, 0.93% and 0.92% (Class I). For the fiscal years ended September 30, 2024, 2022, and 2021, there was no material impact on the expense ratios.
(d)	For the six months ended March 31, 2026, unaudited.
(e)	Annualized.
(f)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.15% (Class AAA and Class A), 1.90% (Class C), and 0.90% (Class I) for the fiscal year ended September 30, 2025. For the fiscal years ended September 30, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Equity Fund
Class AAA
2026(c)	$11.53	$0.00 (d)	$(0.03)	$(0.03)	$—		$(1.49)	$(1.49)	$10.01	(0.31)%	$36,477		0.09	%(e)	1.80	%(e)	1.80	%(e)	27%
2025	12.13	0.02	0.34	0.36	(0.04)		(0.92)	(0.96)	11.53	2.87	40,783		0.14		1.68	(f)	1.68		75
2024	10.55	0.05	2.08	2.13	(0.08)		(0.47)	(0.55)	12.13	21.07	43,652		0.48		1.59	(f)	1.60		35
2023	10.28	0.05	1.03	1.08	(0.04)		(0.77)	(0.81)	10.55	10.23	40,346		0.51		1.64		1.64		44
2022	13.37	0.04	(0.93)	(0.89)	(0.00	)(d)	(2.20)	(2.20)	10.28	(8.75)	41,068		0.30		1.64		1.64		50
2021	11.02	0.00 (d)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468		(0.00	)(g)	1.64		1.64		66
Class A
2026(c)	$11.52	$0.00 (d)	$(0.03)	$(0.03)	$—		$(1.49)	$(1.49)	$10.00	(0.33)%	$532		0.09	%(e)	1.80	%(e)	1.80	%(e)	27%
2025	12.13	0.02	0.33	0.35	(0.04)		(0.92)	(0.96)	11.52	2.77	574		0.14		1.68	(f)	1.68		75
2024	10.54	0.05	2.09	2.14	(0.08)		(0.47)	(0.55)	12.13	21.18	794		0.49		1.59	(f)	1.60		35
2023	10.27	0.06	1.02	1.08	(0.04)		(0.77)	(0.81)	10.54	10.22	688		0.51		1.64		1.64		44
2022	13.36	0.04	(0.93)	(0.89)	(0.00	)(d)	(2.20)	(2.20)	10.27	(8.76)	788		0.29		1.64		1.64		50
2021	10.99	0.00 (d)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933		(0.03)		1.67		1.67		66
Class C(h)
2026(c)	$10.27	$(0.04)	$1.30	$1.26	$—		$(1.33)	$(1.33)	$10.20	14.05%	$0	(i)	(0.76	)%(e)	2.56	%(e)	2.56	%(e)	27%
2025	10.83	(0.06)	0.32	0.26	—		(0.82)	(0.82)	10.27	2.25	0	(i)	(0.57)		2.43	(f)	2.43		75
2024	9.41	(0.03)	1.87	1.84	—		(0.42)	(0.42)	10.83	20.26	13		(0.27)		2.34	(f)	2.35		35
2023	9.21	(0.03)	0.92	0.89	—		(0.69)	(0.69)	9.41	9.37	11		(0.28)		2.39		2.39		44
2022	12.27	(0.05)	(0.81)	(0.86)	—		(2.20)	(2.20)	9.21	(9.40)	25		(0.48)		2.39		2.39		50
2021	10.18	(0.11)	2.68	2.57	—		(0.48)	(0.48)	12.27	25.93	37		(1.00)		2.39		2.39		66
Class I
2026(c)	$11.47	$0.02	$(0.04)	$(0.02)	$—		$(1.48)	$(1.48)	$9.97	(0.19)%	$782		0.34	%(e)	1.55	%(e)	1.55	%(e)	27%
2025	12.08	0.04	0.34	0.38	(0.07)		(0.92)	(0.99)	11.47	3.03	957		0.40		1.43	(f)	1.43		75
2024	10.50	0.08	2.08	2.16	(0.11)		(0.47)	(0.58)	12.08	21.47	1,181		0.74		1.34	(f)	1.35		35
2023	10.23	0.08	1.03	1.11	(0.07)		(0.77)	(0.84)	10.50	10.54	1,192		0.74		1.39		1.39		44
2022	13.32	0.07	(0.92)	(0.85)	(0.04)		(2.20)	(2.24)	10.23	(8.52)	1,907		0.56		1.39		1.39		50
2021	10.98	0.03	2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004		0.25		1.39		1.39		66

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(c)	For the six months ended March 31, 2026, unaudited.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)	The Fund incurred interest expense. For the six months ended March 31, 2026 and the fiscal years ended September 30, 2025 and 2024, there was no material impact on the expense ratios.
(g)	Amount represents less than (0.005)%.
(h)	Due to Class C’s relatively low net assets, certain ratios, total returns and per share amounts have been affected by rounding and may not conform to other share classes.
(i)	Actual net assets for Class C are $102.08 and $102.79 for the six months ended March 31, 2026 and the fiscal year ended September 30, 2025.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Balanced Fund
Class AAA
2026(c)	$10.62	$0.05	$(0.10)	$(0.05)	$(0.05)	$(1.24)	$(1.29)	$9.28	(0.62)%	$23,118	0.96	%(d)	1.65	%(d)(e)	1.65	%(d)	19%
2025	10.85	0.13	0.41	0.54	(0.13)	(0.64)	(0.77)	10.62	5.21	26,286	1.26		1.43	(e)	1.44		77
2024	9.34	0.13	1.71	1.84	(0.13)	(0.20)	(0.33)	10.85	20.22	29,661	1.26		1.39	(e)	1.39		36
2023	9.20	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.34	9.57	27,932	1.18		1.46		1.46		39
2022	12.11	0.07	(1.44)	(1.37)	(0.07)	(1.47)	(1.54)	9.20	(13.36)	31,492	0.68		1.41		1.41		46
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22		1.41		1.41		65
Class A
2026(c)	$10.72	$0.05	$(0.10)	$(0.05)	$(0.05)	$(1.25)	$(1.30)	$9.37	(0.60)%	$3,853	0.96	%(d)	1.65	%(d)(e)	1.65	%(d)	19%
2025	10.95	0.13	0.41	0.54	(0.13)	(0.64)	(0.77)	10.72	5.21	4,662	1.26		1.43	(e)	1.44		77
2024	9.42	0.13	1.74	1.87	(0.13)	(0.21)	(0.34)	10.95	20.28	5,040	1.26		1.39	(e)	1.39		36
2023	9.28	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.42	9.54	4,813	1.18		1.46		1.46		39
2022	12.20	0.07	(1.45)	(1.38)	(0.07)	(1.47)	(1.54)	9.28	(13.35)	5,702	0.66		1.41		1.41		46
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20		1.43		1.43		65
Class C
2026(c)	$10.88	$0.01	$(0.10)	$(0.09)	$(0.01)	$(1.27)	$(1.28)	$9.51	(1.00)%	$188	0.21	%(d)	2.40	%(d)(e)	2.40	%(d)	19%
2025	11.11	0.05	0.43	0.48	(0.06)	(0.65)	(0.71)	10.88	4.45	236	0.50		2.18	(e)	2.19		77
2024	9.55	0.05	1.77	1.82	(0.05)	(0.21)	(0.26)	11.11	19.42	628	0.51		2.14	(e)	2.14		36
2023	9.43	0.04	0.78	0.82	(0.07)	(0.63)	(0.70)	9.55	8.67	884	0.45		2.21		2.21		39
2022	12.39	(0.02)	(1.46)	(1.48)	(0.01)	(1.47)	(1.48)	9.43	(14.02)	491	(0.15)		2.16		2.16		46
2021	11.15	(0.07)	1.81	1.74	—	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)		2.16		2.16		65
Class I
2026(c)	$10.60	$0.06	$(0.10)	$(0.04)	$(0.06)	$(1.24)	$(1.30)	$9.26	(0.51)%	$3,009	1.22	%(d)	1.40	%(d)(e)	1.40	%(d)	19%
2025	10.82	0.16	0.42	0.58	(0.16)	(0.64)	(0.80)	10.60	5.57	2,854	1.51		1.18	(e)	1.19		77
2024	9.32	0.15	1.71	1.86	(0.16)	(0.20)	(0.36)	10.82	20.45	3,197	1.52		1.14	(e)	1.14		36
2023	9.18	0.14	0.77	0.91	(0.15)	(0.62)	(0.77)	9.32	9.86	2,714	1.43		1.21		1.21		39
2022	12.09	0.10	(1.44)	(1.34)	(0.10)	(1.47)	(1.57)	9.18	(13.15)	3,205	0.93		1.16		1.16		46
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47		1.16		1.16		65

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(c)	For the six months ended March 31, 2026, unaudited.
(d)	Annualized.
(e)	The Fund incurred interest expense. For the six months ended March 31, 2026 and the fiscal years ended September 30, 2025 and 2024, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the Trust) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company and currently consists of four active separate investment portfolios: TETON Westwood Mighty Mites Fund (Mighty Mites Fund), TETON Convertible Securities Fund (Convertible Securities Fund), TETON Westwood Equity Fund (Equity Fund), and TETON Westwood Balanced Fund (Balanced Fund), individually, a “Fund” and collectively, the “Funds.” Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

●	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

Teton Advisors, LLC serves as investment adviser (the Alpha G Adviser) to the Mighty Mites Fund, the Equity Fund, and the Balanced Fund. Keeley-Teton Advisors, LLC serves as investment adviser (the Keeley-Teton Adviser, and collectively the Advisers) to the Convertible Securities Fund. The Advisers make investment decisions for each Fund and continuously review and administers the Funds’ investment programs and manages the operations of each Fund under the general supervision of the Company’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Security Valuation. The Board has designated the Advisers as the valuation designees (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total Market Value at 03/31/26
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Agriculture	$1,629,210	$770	—		$1,629,980
Automotive: Parts and Accessories	4,377,922	0	—		4,377,922
Aviation: Parts and Services	6,182,610	1,451,570	—		7,634,180
Business Services	1,450,650	252,911	$49,446		1,753,007
Consumer Products	3,317,901	—	0		3,317,901
Diversified Industrial	22,988,468	—	272,175		23,260,643
Entertainment	3,264,145	—	56,647		3,320,792
Financial Services	27,349,431	11,050	—		27,360,481
Food and Beverage	5,405,683	95,400	—		5,501,083
Real Estate	4,394,783	—	319		4,395,102
Specialty Chemicals	2,823,594	—	0		2,823,594
Telecommunications	1,235,931	405,000	—		1,640,931
Other Industries (a)	89,977,398	—	—		89,977,398
Total Common Stocks	174,397,726	2,216,701	378,587		176,993,014
Preferred Stocks (a)	188,746	—	—		188,746
Rights (a)	36,000	500	—		36,500
U.S. Government Obligations	—	3,879,117	—		3,879,117
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$174,622,472	$6,096,318	$378,587	(b)	$181,097,377

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (c)	—	$9,445,789	$0		$9,445,789
Mandatory Convertible Securities (c)	$1,632,214	—	—		1,632,214
U.S. Government Obligations	—	213,328	—		213,328
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,632,214	$9,659,117	$0	(b)	$11,291,331

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$37,628,432	—	—		$37,628,432
Short Term Investment	149,585	—	—		149,585
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$37,778,017	—	—		$37,778,017

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/26
BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$18,644,109	—	—	$18,644,109
Mandatory Convertible Securities (c)	295,204	—	—	295,204
Corporate Bonds (c)	—	$7,353,315	—	7,353,315
Convertible Corporate Bonds (c)	—	1,193,238	—	1,193,238
U.S. Government Obligations	—	2,154,896	—	2,154,896
Foreign Government Obligations (c)	—	284,121	—	284,121
Short Term Investment	67,713	—	—	67,713
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$19,007,026	$10,985,570	—	$29,992,596

(a)	Please refer to the Summary Schedule of Investments for the industry classifications of these portfolio holdings.
(b)	The inputs for these securities are not readily available and are derived based on the judgment of the Advisers according to procedures approved by the Board of Trustees.
(c)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Advisers – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Advisers report quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2026, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of March 31, 2026, refer to the Schedules of Investments.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2026, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was each less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends. The Funds own real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Advisers pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, utilization of tax equalization, timing differences, the redemptions in-kind and premiums amortization, reversal of prior year real estate investment trust capital gain, redesignation of dividends paid, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the fiscal year ended September 30, 2025 was as follows:

	Mighty Mites Fund		Convertible Securities Fund	Equity Fund	Balanced Fund
Ordinary income (inclusive of short term capital gains)	$—		$293,540	$97,269	$450,169
Net long term capital gains	5,488,853		—	3,482,049	2,220,710
Total distributions paid	$5,488,853	*	$293,540	$3,579,318	$2,670,879

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2026:

	Mighty Mites Fund	Convertible Securities Fund	Equity Fund	Balanced Fund
Aggregate cost of investments	$101,668,117	$10,084,784	$34,066,913	$29,669,340
Gross unrealized appreciation	$88,442,617	$1,696,440	$5,380,529	$2,242,579
Gross unrealized depreciation	(9,013,357)	(489,893)	(1,669,425)	(1,919,323)
Net unrealized appreciation	$79,429,260	$1,206,547	$3,711,104	$323,256

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2026, the Advisers have reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Advisers will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Funds adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, each Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the Advisory Agreements) with the Advisers, which provides that the Funds will pay the respective Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, the Convertible Securities Fund, and the Equity Fund, and 0.75% for the Balanced Fund, of the value of each Fund’s average daily net assets. In accordance with the Advisory Agreements, the Advisers provide a continuous investment program for the Funds’ portfolios, oversee the administration of all aspects of the Funds’ business and affairs, and pay the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Advisers.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

There was a reduction in the Mighty Mites Fund’s advisory fee paid to its Adviser relating to certain portfolio holdings, i.e., unsupervised assets, with respect to which the Adviser transferred dispositive and voting control to the Mighty Mites Fund’s Proxy Voting Committee. During the six months ended March 31, 2026, the Mighty Mites Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities (Strattec Security Corp., Bel Fuse Inc., Cl. A, and Full House Resorts Inc.), and the respective Adviser reduced its advisory fee with respect to such securities by $21,656.

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the Convertible Securities Fund in the event annual expenses of such Funds exceed certain prescribed limits as described in the paragraph below. Such fee waiver/reimbursement arrangements continue at least until January 31, 2027. For the six months ended March 31, 2026, and the respective Adviser waived fees or reimbursed expenses in the amounts of $94,130 for the Convertible Securities Fund.

In addition, the Convertible Securities Fund is obliged to repay their respective Adviser for a period of three fiscal years, following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the following expense limitations based on average net assets for the Convertible Securities Fund for Class AAA Shares 1.15%, for Class A Shares 1.15%, for Class C Shares 1.90%, and for Class I Shares 0.90%. As of March 31, 2026, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

	For the year ended September 30, 2023, expiring September 30, 2026	For the year ended September 30, 2024, expiring September 30, 2027	For the year ended September 30, 2025, expiring September 30, 2028	For the six months ended March 31, 2026, expiring September 30, 2029	Total
Convertible Securities Fund	$199,238	$158,916	$127,540	$94,130	$579,824

Gabelli Funds, LLC is a subadviser to the Adviser for the Mighty Mites Fund and the Convertible Securities Fund. The Adviser pays Gabelli Funds, LLC out of its advisory fees a subadvisory fee, computed daily and payable monthly, based on an annual rate of 0.32% of the average net assets of these two Funds.

In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. for the Equity Fund and Balanced Fund. The Adviser pays Westwood Management Corp. out of its advisory fees with respect to these latter two Funds a subadvisory fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for these Funds or (ii) 35% of the net revenues to the Adviser from these Funds.

The Advisers have a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Advisers, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2026, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$1,560,031	$38,109,673	—	—
Convertible Securities Fund	5,975,190	7,658,605	—	—
Equity Fund	10,884,156	15,119,468	—	—
Balanced Fund	5,916,021	8,647,944	$180,830	$301,586

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. There was no such activity during the six months ended March 31, 2026 and the fiscal year ended September 30, 2025.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

7. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2026, the Mighty Mites Fund paid $12,321 in brokerage commissions on security trades to G.research, LLC, an affiliate of the respective Adviser. Additionally, the Distributor retained a total of $388 and $5 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares for the Mighty Mites Fund and the Balanced Fund, respectively.

During the six months ended March 31, 2026, the Mighty Mites Fund, the Convertible Securities Fund, the Equity Fund, and the Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,607, $384, $475, and $453, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement, charged monthly to a Fund when its ending monthly net assets exceed $50 million. During the six months ended March 31, 2026, the Mighty Mites Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

8. Line of Credit. The Funds participate in an unsecured line of credit, which expires on June 24, 2026 and may be renewed annually, of up to $75,000,000 under which each fund may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2026, there were no borrowings under the line of credit.

9. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty Mites Fund and the Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Funds during the six months ended March 31, 2026 and the fiscal year ended September 30, 2025 can be found in the Statements of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Mighty Mites Fund		Convertible Securities Fund		Equity Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Class AAA
Shares sold	16,631	21,232	6,220	7,915	10,213	37,286
Shares issued upon reinvestment of distributions	803,279	—	17,751	5,783	500,513	283,797
Shares redeemed	(479,472)	(805,664)	(7,851)	(31,601)	(404,896)	(380,090)
Net increase/(decrease) in Class AAA Shares	340,438	(784,432)	16,120	(17,903)	105,830	(59,007)

Class A
Shares sold	198,195	204,364	9,868	13,726	15	461
Shares issued upon reinvestment of distributions	693,399	—	10,445	3,212	7,330	4,897
Shares redeemed	(635,017)	(1,101,307)	(18,562)	(39,655)	(4,017)	(21,034)
Net increase/(decrease) in Class A Shares	256,577	(896,943)	1,751	(22,717)	3,328	(15,676)

Class C
Shares sold	12,054	33,416	—	5,436	—	10
Shares issued upon reinvestment of distributions	122,022	—	3,091	845	—	94
Shares redeemed	(212,688)	(376,335)	(12,193)	(33,135)	—	(1,291)
Net decrease in Class C Shares	(78,612)	(342,919)	(9,102)	(26,854)	—	(1,187)

Class I
Shares sold	167,496	364,732	56,379	6,976	148	428
Shares issued upon reinvestment of distributions	890,830	—	29,857	11,896	11,545	8,197
Shares redeemed	(1,195,773)	(3,279,102)	(153,920)	(198,877)	(16,751)	(22,977)
Net decrease in Class I Shares	(137,447)	(2,914,370)	(67,684)	(180,005)	(5,058)	(14,352)

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Balanced Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Class AAA
Shares sold	17,996	66,369
Shares issued upon reinvestment of distributions	318,289	190,299
Shares redeemed	(321,405)	(515,906)
Net increase/(decrease) in Class AAA Shares	14,880	(259,238)

Class A
Shares sold	5,281	5,721
Shares issued upon reinvestment of distributions	56,866	32,927
Shares redeemed	(85,869)	(64,196)
Net decrease in Class A Shares	(23,722)	(25,548)

Class C
Shares issued upon reinvestment of distributions	2,776	3,667
Shares redeemed	(4,799)	(38,494)
Net decrease in Class C Shares	(2,023)	(34,827)

Class I
Shares sold	42,100	37,380
Shares issued upon reinvestment of distributions	38,413	22,016
Shares redeemed	(24,961)	(85,438)
Net increase/(decrease) in Class I Shares	55,552	(26,042)

10. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the six months ended March 31, 2026 is set forth below:

	Market Value at September 30, 2025	Purchases	Sales Proceeds	Realized Loss	Change In Unrealized Depreciation	Market Value at March 31, 2026	Dividend Income	Percent Owned of Shares
Trans-Lux Corp.†	$574,725	$18	$—	$—	$(321,832)	$252,911	$—	17.04%
Total	$574,725			$—	$(321,832)	$252,911	$—

†	Non-income producing security.

11. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Segment Reporting. Each Fund’s Principal Executive Officer and Principal Financial Officer act as each Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and the each Fund’s long-term strategic asset allocation is guided by each Fund’s investment objective and principal investment strategies, and executed by each Fund’s portfolio management team, comprised of investment professionals employed by the Advisers. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Operations and Changes in Net Assets and Financial Highlights.

13. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds and Your Personal Privacy

Who are we?

The TETON Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Teton Advisors, LLC and Keeley-Teton Advisors, LLC, both affiliates of Alpha G Investment Managers, Inc. and GAMCO Investors, Inc., publicly held companies that have subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Funds and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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TETON WESTWOOD FUNDS

TETON Westwood Mighty Mites℠ Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

email: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA	MARY E. HAUCK	WERNER J. ROEDER
Attorney,	Former Senior Portfolio Manager,	Former Vice President of
Anthony S. Colavita, P.C.	Gabelli-O’Connor Fixed Income	Medical Affairs (Medical
	Mutual Fund Management	Director) of New York
	Company	Presbyterian/Lawrence Hospital

JAMES P. CONN	MICHAEL J. MELARKEY	SALVATORE J. ZIZZA
Former Managing Director	Of Counsel,	Chairman,
and Chief Investment Officer,	McDonald Carano Wilson LLP	Zizza & Associates Corp.
Financial Security Assurance
Holdings Ltd.

LESLIE F. FOLEY	EILEEN CHEIGH NAKAMURA*	*Interested Trustee
Attorney	Former VP,
Pfizer, Inc.

Officers

JOHN C. BALL	RICHARD J. WALZ	PETER GOLDSTEIN
President, Treasurer, Principal	Chief Compliance Officer	Secretary & Vice President
Financial & Accounting Officer

Investment Advisers	Distributor
Keeley-Teton Advisors, LLC	G.distributors, LLC
Alpha G Investment Management, Inc.

Transfer Agent and Disbursing Agent	Legal Counsel
SS&C Global Investor and Distribution	Paul Hastings LLP
Solutions, Inc.

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ126SR

Keeley Small Cap Fund

Semiannual Report — March 31, 2026

To Our Shareholders,

For the six months ended March 31, 2026, the net asset value (NAV) total return per Class AAA Share of the Keeley Small Cap Fund (the Fund) was 18.6% compared with a total return of 3.1% for the Russell 2000 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2026:

The Keeley Small Cap Fund

Banking	12.1%
Semiconductors	11.0%
Diversified Industrial	7.1%
Health Care	7.0%
Computer Software and Services	5.7%
Energy and Utilities	5.5%
Electronics	5.4%
Retail	5.3%
U.S. Government Obligations	5.1%
Building and Construction	4.6%
Financial Services	3.5%
Machinery	3.3%
Materials	3.0%
Aviation: Parts and Services	2.9%
Broadcasting	2.9%
Consumer Products	2.8%
Communication Services	2.7%
Equipment and Supplies	2.6%
Real Estate	2.3%
Automotive	2.1%
Business Services	1.1%
Entertainment	1.0%
Transportation	0.6%
Other Assets and Liabilities (Net)	0.4%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Keeley Small Cap Fund

Schedule of Investments — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.5%
	Automotive — 2.1%
27,438	Rush Enterprises Inc., Cl. A	$962,010	$1,813,926

	Aviation: Parts and Services — 2.9%
20,000	AAR Corp.†	561,749	2,189,200
10,000	Standard Motor Products Inc.	339,004	347,400
		900,753	2,536,600
	Banking — 12.1%
8,916	Atlantic Union Bankshares Corp.	331,035	318,658
56,638	Banc of California Inc.	843,441	995,696
37,000	Columbia Banking System Inc.	1,025,514	1,014,910
15,698	First Interstate BancSystem Inc., Cl. A	411,341	524,313
23,937	Five Star Bancorp	605,892	902,904
7,795	Glacier Bancorp Inc.	241,279	348,203
80,000	Huntington Bancshares Inc.	1,031,711	1,252,000
40,000	OceanFirst Financial Corp.	746,862	721,600
46,871	Old National Bancorp	897,038	1,035,849
11,616	SouthState Bank Corp.	933,958	1,074,712
32,065	USCB Financial Holdings Inc.	425,278	594,485
50,038	Valley National Bancorp	549,501	614,467
20,000	WaFd Inc.	555,295	628,000
12,000	Washington Trust Bancorp Inc.	374,656	401,520
		8,972,801	10,427,317
	Broadcasting — 2.9%
200,000	Grupo Televisa SAB, ADR	572,742	582,000
50,000	IMAX Corp.†	931,854	1,900,500
		1,504,596	2,482,500
	Building and Construction — 4.6%
19,742	Champion Homes Inc.†	1,342,049	1,468,213
6,736	MYR Group Inc.†	694,687	1,901,707
15,000	Trex Co. Inc.†	550,588	546,300
		2,587,324	3,916,220
	Business Services — 1.1%
25,702	ABM Industries Inc.	1,034,911	990,041

	Communication Services — 2.7%
40,000	Anterix Inc.†	867,228	1,527,600
85,000	Harmonic Inc.†	918,201	763,300
		1,785,429	2,290,900
	Computer Software and Services — 5.7%
84,341	N-able Inc.†	511,619	393,873
90,000	NetScout Systems Inc.†	1,949,689	2,861,100
50,000	PAR Technology Corp.†	1,187,299	666,500
Shares		Cost	Market Value
22,000	Progress Software Corp.†	$1,004,213	$564,300
15,000	Teradata Corp.†	429,178	384,450
		5,081,998	4,870,223
	Consumer Products — 2.8%
70,962	OPENLANE Inc.†	1,233,611	2,068,542
10,000	Oxford Industries Inc.	404,513	385,100
		1,638,124	2,453,642
	Diversified Industrial — 7.1%
25,000	Albany International Corp., Cl. A	1,414,644	1,305,250
13,000	Apogee Enterprises Inc.	476,333	436,020
25,000	Enerpac Tool Group Corp.	863,166	911,750
12,000	Hexcel Corp.	755,899	971,160
15,000	ICF International Inc.	1,301,822	979,350
22,000	Kennametal Inc.	563,764	794,860
14,138	Worthington Enterprises Inc.	628,013	737,155
		6,003,641	6,135,545
	Electronics — 5.4%
7,000	Advanced Energy Industries Inc.	806,801	2,258,970
30,000	Sonos Inc.†	453,209	402,000
20,000	TTM Technologies Inc.†	390,956	1,948,400
		1,650,966	4,609,370
	Energy and Utilities — 5.5%
44,979	Magnolia Oil & Gas Corp., Cl. A	732,606	1,419,987
28,892	Oceaneering International Inc.†	375,125	1,024,799
68,000	Patterson-UTI Energy Inc.	373,117	736,440
10,990	Riley Exploration Permian Inc.	317,549	400,586
17,546	SandRidge Energy Inc.	202,311	286,175
40,000	Select Water Solutions Inc.	495,569	612,000
41,861	Shoals Technologies Group Inc., Cl. A†	225,200	275,446
		2,721,477	4,755,433
	Entertainment — 1.0%
90,000	Lionsgate Studios Corp.†	838,500	863,100

	Equipment and Supplies — 2.6%
30,000	Flowserve Corp.	1,157,032	2,205,300

	Financial Services — 3.5%
18,729	Heritage Financial Corp.	357,051	486,954
9,222	Horace Mann Educators Corp.	333,392	393,595
10,500	Spartacus Acquisition Corp. II†	105,000	105,368

See accompanying notes to financial statements.

3

Keeley Small Cap Fund

Schedule of Investments (Continued) — March 31, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
22,000	Stewart Information Services Corp.	$1,134,920	$1,354,760
19,597	Univest Financial Corp.	550,376	671,393
		2,480,739	3,012,070
	Health Care — 7.0%
50,000	Axogen Inc.†	511,686	1,656,500
45,000	Dentsply Sirona Inc.	633,403	522,000
12,722	Haemonetics Corp.†	768,771	717,012
20,698	Omnicell Inc.†	703,032	690,899
70,443	Orthofix Medical Inc.†	972,536	807,981
23,000	Supernus Pharmaceuticals Inc.†	800,769	1,188,870
25,000	Tandem Diabetes Care Inc.†	526,320	479,250
		4,916,517	6,062,512
	Machinery — 3.3%
53,796	Mueller Water Products Inc., Cl. A	881,495	1,478,852
20,000	Tennant Co.	1,447,731	1,328,000
		2,329,226	2,806,852
	Materials — 3.0%
20,000	Avient Corp.	713,478	726,000
14,722	Darling Ingredients Inc.†	419,897	910,556
13,000	Minerals Technologies Inc.	803,526	921,960
		1,936,901	2,558,516
	Real Estate — 2.3%
25,328	Alpine Income Property Trust Inc., REIT	422,319	455,904
40,525	CareTrust REIT Inc.	851,904	1,485,241
		1,274,223	1,941,145
	Retail — 5.3%
23,699	Advance Auto Parts Inc.	1,022,423	1,250,122
60,000	American Eagle Outfitters Inc.	752,538	1,002,000
47,101	El Pollo Loco Holdings Inc.†	448,265	652,820
50,000	Ethan Allen Interiors Inc.	1,206,558	1,113,000
8,100	Urban Outfitters Inc.†	215,422	513,135
		3,645,206	4,531,077
	Semiconductors — 11.0%
40,000	Cohu Inc.†	859,138	1,224,800
5,000	Entegris Inc.	431,547	586,200
14,629	FormFactor Inc.†	383,928	1,418,867
12,000	Ichor Holdings Ltd.†	365,353	559,320
9,240	MKS Inc.	887,797	2,123,444
30,000	nLight Inc.†	322,445	1,710,600
30,000	Ultra Clean Holdings Inc.†	825,010	1,865,400
		4,075,218	9,488,631
Shares		Cost	Market Value
	Transportation — 0.6%
9,971	The Greenbrier Companies Inc.	$385,938	$524,973
	TOTAL COMMON STOCKS	57,883,530	81,275,893

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.1%
$4,410,000	U.S. Treasury Bills,
	3.607% to 3.648%††, 05/21/26 to 06/25/26	4,379,027	4,379,058

	TOTAL INVESTMENTS — 99.6%	$62,262,557	85,654,951

	Other Assets and Liabilities (Net) — 0.4%		352,517

	NET ASSETS — 100.0%		$86,007,468

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

4

Keeley Small Cap Fund

Statement of Assets and Liabilities

March 31, 2026 (Unaudited)

Assets:
Investments, at value (cost $62,262,557)	$85,654,951
Cash	55,628
Receivable for Fund shares sold	272,413
Receivable from Adviser	41,262
Dividends receivable	60,306
Prepaid expenses	74,222
Total Assets	86,158,782
Liabilities:
Payable for Fund shares redeemed	25,147
Payable for investment advisory fees	72,095
Payable for accounting fees	7,500
Payable for distribution fees	5,223
Payable for legal and audit fees	28,019
Other accrued expenses	13,330
Total Liabilities	151,314
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 3,150,280 shares outstanding)	$86,007,468

Net Assets Consist of:
Paid-in capital	$58,427,460
Total distributable earnings	27,580,008
Net Assets	$86,007,468

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($12,419,621 ÷ 465,986 shares outstanding)	$26.65
Class A:
Net Asset Value and redemption price per share ($7,909,343 ÷ 317,292 shares outstanding)	$24.93
Maximum offering price per share (NAV ÷ 0.9600, based on maximum sales charge of 4.00% of the offering price)	$25.97
Class C:
Net Asset Value and offering price per share ($1,050,674 ÷ 52,232 shares outstanding)	$20.12	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($64,627,830 ÷ 2,314,770 shares outstanding)	$27.92

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

Investment Income:
Dividends	$542,061
Interest	25,863
Total Investment Income	567,924
Expenses:
Investment advisory fees	379,797
Distribution fees - Class AAA	13,066
Distribution fees - Class A	9,285
Distribution fees - Class C	5,030
Registration expenses	42,176
Shareholder communications expenses	27,598
Accounting fees	22,500
Legal and audit fees	22,301
Trustees’ fees	14,377
Shareholder services fees	12,973
Custodian fees	6,501
ReFlow service fees	2,775
Miscellaneous expenses	10,057
Total Expenses	568,436
Less:
Expense reimbursements (See Note 3)	(160,307)
Expenses paid indirectly by broker (See Note 7)	(586)
Custodian fee credits	(365)
Total Reimbursements, Reductions, and Credits	(161,258)
Net Expenses	407,178
Net Investment Income	160,746

Net Realized and Unrealized Gain/(Loss) on Investments, Redemptions In-Kind, and Foreign Currency:
Net realized gain on investments	3,065,228
Net realized gain on in-kind transactions	1,222,150
Net realized loss on foreign currency transactions	(16)
Net realized gain on investments, redemption in-kind, and foreign currency transactions	4,287,362
Net change in unrealized appreciation/(depreciation):
on investments	7,902,719
Net Realized and Unrealized Gain/(Loss) on Investments, Redemptions In-Kind, and Foreign Currency	12,190,081
Net Increase in Net Assets Resulting from Operations	$12,350,827

See accompanying notes to financial statements.

5

Keeley Small Cap Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$160,746	$442,336
Net realized gain on investments, redemptions in-kind, and foreign currency transactions	4,287,362	10,831,423
Net change in unrealized appreciation/(depreciation) on investments	7,902,719	(4,036,811)
Net Increase in Net Assets Resulting from Operations	12,350,827	7,236,948

Distributions to Shareholders:
Accumulated earnings
Class AAA	(677,947)	(2,078,774)
Class A	(508,704)	(2,219,079)
Class C	(64,473)	(395,477)
Class I	(3,921,571)	(9,010,511)
Total Distributions to Shareholders	(5,172,695)	(13,703,841)

Capital Share Transactions:
Class AAA	2,123,433	1,212,543
Class A	125,344	(1,291,753)
Class C	(26,603)	(555,497)
Class I	6,050,106	6,951,985
Net Increase in Net Assets from Capital Share Transactions	8,272,280	6,317,278

Net Increase/(Decrease) in Net Assets	15,450,412	(149,615)

Net Assets:
Beginning of year	70,557,056	70,706,671
End of period	$86,007,468	$70,557,056

See accompanying notes to financial statements.

6

Keeley Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2026(d)	$24.21	$0.03	$4.23	$4.26	$(0.15)		$(1.67)	$(1.82)		$—	$26.65	18.55%	$12,419	0.25	%(e)	1.68	%(e)	1.25	%(e)	12%
2025	27.11	0.11	3.21	3.32	(0.18)		(6.04)	(6.22)		—	24.21	12.98	9,372	0.48		1.66		1.25	(f)	47
2024	22.91	0.14	4.75	4.89	(0.18)		(0.51)	(0.69)		0.00	27.11	22.00	9,156	0.57		1.58		1.25	(f)	21
2023	20.74	0.14	2.39	2.53	(0.08)		(0.28)	(0.36)		0.00	22.91	12.17	7,599	0.63		1.60		1.25		17
2022	25.74	0.06	(3.61)	(3.55)	(0.01)		(1.44)	(1.45)		—	20.74	(14.79)	7,300	0.23		1.64		1.25	(f)	15
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	—	(0.00	)(b)	—	25.74	67.16	9,838	0.15		1.64		1.25	(f)	21
Class A
2026(d)	$22.65	$0.03	$3.96	$3.99	$(0.15)		$(1.56)	$(1.71)		$—	$24.93	18.57%	$7,909	0.25	%(e)	1.67	%(e)	1.25	%(e)	12%
2025	25.39	0.10	3.01	3.11	(0.19)		(5.66)	(5.85)		—	22.65	12.96	7,071	0.47		1.66		1.25	(f)	47
2024	21.47	0.13	4.45	4.58	(0.18)		(0.48)	(0.66)		0.00	25.39	22.01	9,670	0.57		1.58		1.25	(f)	21
2023	19.45	0.14	2.23	2.37	(0.09)		(0.26)	(0.35)		0.00	21.47	12.17	7,125	0.63		1.60		1.25		17
2022	24.23	0.06	(3.38)	(3.32)	(0.02)		(1.44)	(1.46)		—	19.45	(14.78)	5,820	0.25		1.65		1.25	(f)	15
2021	14.50	0.03	9.70	9.73	—		—	—		—	24.23	67.10	5,539	0.14		1.65		1.27	(f)	21
Class C
2026(d)	$18.22	$(0.05)	$3.21	$3.16	$—		$(1.26)	$(1.26)		$—	$20.12	18.16%	$1,051	(0.51	)%(e)	2.42	%(e)	2.00	%(e)	12%
2025	20.42	(0.05)	2.40	2.35	(0.01)		(4.54)	(4.55)		—	18.22	12.10	978	(0.29)		2.41		2.00	(f)	47
2024	17.30	(0.03)	3.58	3.55	(0.05)		(0.38)	(0.43)		0.00	20.42	21.09	1,819	(0.19)		2.33		2.00	(f)	21
2023	15.73	(0.02)	1.80	1.78	—		(0.21)	(0.21)		0.00	17.30	11.29	2,349	(0.12)		2.35		2.00		17
2022	19.98	(0.10)	(2.71)	(2.81)	—		(1.44)	(1.44)		—	15.73	(15.38)	1,931	(0.53)		2.39		2.00	(f)	15
2021	12.04	(0.11)	8.05	7.94	—		—	—		—	19.98	65.95	2,336	(0.60)		2.39		2.00	(f)	21
Class I
2026(d)	$25.39	$0.07	$4.42	$4.49	$(0.21)		$(1.75)	$(1.96)		$—	$27.92	18.68%	$64,628	0.49	%(e)	1.42	%(e)	1.00	%(e)	12%
2025	28.42	0.18	3.38	3.56	(0.25)		(6.34)	(6.59)		—	25.39	13.29	53,136	0.76		1.41		1.00	(f)	47
2024	24.01	0.21	4.97	5.18	(0.24)		(0.53)	(0.77)		0.00	28.42	22.29	50,062	0.81		1.33		1.00	(f)	21
2023	21.74	0.21	2.49	2.70	(0.14)		(0.29)	(0.43)		0.00	24.01	12.41	51,005	0.88		1.35		1.00		17
2022	26.90	0.13	(3.77)	(3.64)	(0.08)		(1.44)	(1.52)		—	21.74	(14.54)	34,321	0.49		1.39		1.00	(f)	15
2021	16.09	0.10	10.75	10.85	(0.04)		—	(0.04)		—	26.90	67.55	33,644	0.40		1.39		1.00	(f)	21

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	For the six months ended March 31, 2026, unaudited.
(e)	Annualized.
(f)	The Fund incurred interest expense. For the fiscal years ended September 30, 2025, 2024, 2022, and 2021, there was no material impact to the expense ratios.

See accompanying notes to financial statements.

7

Keeley Small Cap Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Keeley Small Cap Fund (the Fund), formerly TETON Westwood SmallCap Equity Fund, a series of the TETON Westwood Funds (the Trust), was organized as a Massachusetts business trust on June 12, 1986. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

On May 1, 2025, Keeley-Teton Advisors, LLC (Keeley Teton) announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC (the Transaction). The Transaction did not constitute an “assignment” of the investment advisory agreement for purposes of the Investment Company Act of 1940, and therefore, a shareholder vote was not required.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

8

Keeley Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$81,275,893	—	$81,275,893
U.S. Government Obligations	—	$4,379,058	4,379,058
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$81,275,893	$4,379,058	$85,654,951

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities

9

Keeley Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

10

Keeley Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains as determined under GAAP. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2025 was as follows:

Distributions paid from:
Ordinary income	$466,558
Net long term capital gains	13,237,283
Total distributions paid	$13,703,841

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

11

Keeley Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$62,329,522	$25,910,961	$(2,585,532)	$23,325,429

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2026, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund in the event annual expenses exceed certain prescribed limits as described in the paragraph below. Such fee waiver/reimbursement arrangements continue at least until February 28, 2027. For the six months ended March 31, 2026, the Adviser reimbursed expenses in the amount of $160,307.

In addition, the Fund is obliged to repay the Adviser for a period of two fiscal years, following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the expense limitation based on average net assets for Class AAA Shares 1.25%, Class A Shares 1.25%, Class C Shares 2.00%, and for Class I Shares 1.00%. As of March 31, 2026, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are as follows:

For the year ended September 30, 2024, expiring September 30, 2026	$232,117
For the year ended September 30, 2025, expiring September 30, 2027	268,516
For the six months ended March 31, 2026, expiring September 30, 2028	160,307
$660,940

12

Keeley Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2026, other than short term securities and U.S. Government obligations, aggregated $11,106,095 and $8,805,578, respectively.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended March 31, 2026 and the fiscal year ended September 30, 2025, the Fund realized net gain of $1,222,150 and $983,611 on $1,980,219 and $1,430,514 of redemptions-in-kind, including cash of $94,836 and $82,414, respectively.

7. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2026, the Fund paid $595 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $677 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2026, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $586.

The Corporation pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are trustees or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended March 31, 2026, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

8. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on June 24, 2026 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2026, there were no borrowings under the line of credit.

9. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares

13

Keeley Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2026 and the fiscal year ended September 30, 2025, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2026 (Unaudited)		Year Ended September 30, 2025
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	94,030	$2,554,158	23,040	$512,799
Shares issued upon reinvestment of distributions	28,465	674,054	87,933	2,062,919
Shares redeemed	(43,595)	(1,104,779)	(61,603)	(1,363,175)
Net increase	78,900	$2,123,433	49,370	$1,212,543
Class A
Shares sold	29,398	$736,267	25,946	$547,814
Shares issued upon reinvestment of distributions	22,851	505,921	100,864	2,212,947
Shares redeemed	(47,146)	(1,116,844)	(195,559)	(4,052,514)
Net increase/(decrease)	5,103	$125,344	(68,749)	$(1,291,753)
Class C
Shares sold	3,272	$68,150	1,250	$21,735
Shares issued upon reinvestment of distributions	3,598	64,473	22,255	395,477
Shares redeemed	(8,296)	(159,226)	(58,929)	(972,709)
Net decrease	(1,426)	$(26,603)	(35,424)	$(555,497)
Class I
Shares sold	552,244	$15,162,979	1,322,568	$31,142,618
Shares issued upon reinvestment of distributions	158,245	3,921,310	367,105	9,008,751
Shares redeemed in-kind	(75,870)	(1,980,219)	(62,250)	(1,430,514)
Shares redeemed	(413,023)	(11,053,964)	(1,295,701)	(31,768,870)
Net increase	221,596	$6,050,106	331,722	$6,951,985

ReFlow Fund LLC. The Fund may participate in the ReFlow Fund LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined

14

Keeley Small Cap Fund

Notes to Financial Statements (Unaudited) (Continued)

by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended March 31, 2026 the Fund utilized ReFlow. The shares ReFlow subscribed to, cash redemptions, and redemptions-in-kind were as follows:

Shares ReFlow Subscribed to	Cash redemptions	Redemptions-in-kind	Service Fees
75,870	$94,836	$1,885,383	$2,775

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

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Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director
and Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

Leslie F. Foley
Attorney

Nicholas F. Galluccio*
Co-Chairman,
Teton Advisors, LLC

Mary E. Hauck
Former Senior Portfolio
Manager,Gabelli-O'Connor Fixed
Income Mutual Fund
Management Company

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Werner J. Roeder
Former Vice President of
Medical Affairs (Medical
Director) of New York
Presbyterian/Lawrence Hospital

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

*Interested Trustee

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Richard J. Walz
Chief Compliance Officer

Peter Goldstein
Secretary & Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

BNY Mellon Investment Servicing
(US) Inc.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

GAB464Q126SR

GABELLI
FUNDS

KEELEY SMALL CAP FUND

Semiannual Report
March 31, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions(e)		Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2026(f)	$17.59	$0.03	$0.91	$0.94	$(0.07)	$(3.19)	$(3.26)	$—	$15.27	7.23%	$59,636	0.38	%(g)	1.55	%(g)	1.58	%(g)	1%
2025	16.06	0.03	1.50	1.53	—	—	—	—	17.59	9.53	62,698	0.18		1.49	(h)	1.53		2
2024	20.86	0.00 (c)	3.07	3.07	(0.07)	(7.80)	(7.87)	0.00	16.06	17.73	69,834	0.02		1.50	(h)	1.54		2
2023	20.74	0.05	2.86	2.91	(0.13)	(2.66)	(2.79)	0.00	20.86	14.10	82,962	0.23		1.48	(h)	1.51		2
2022	30.25	0.13	(5.39)	(5.26)	(0.07)	(4.18)	(4.25)	0.00	20.74	(20.64)	84,906	0.50		1.41	(h)	1.43		3
2021	22.42	0.13	10.11	10.24	—	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47		1.40	(h)	1.42		6
Class A
2026(f)	$16.52	$0.03	$0.85	$0.88	$(0.08)	$(2.99)	$(3.07)	$—	$14.33	7.22%	$51,099	0.38	%(g)	1.55	%(g)	1.58	%(g)	1%
2025	15.08	0.03	1.41	1.44	—	—	—	—	16.52	9.55	54,656	0.18		1.49	(h)	1.53		2
2024	19.59	0.00 (c)	2.88	2.88	(0.07)	(7.32)	(7.39)	0.00	15.08	17.68	63,424	0.02		1.50	(h)	1.54		2
2023	19.49	0.05	2.69	2.74	(0.14)	(2.50)	(2.64)	0.00	19.59	14.10	71,537	0.24		1.48	(h)	1.51		2
2022	28.68	0.12	(5.06)	(4.94)	(0.07)	(4.18)	(4.25)	0.00	19.49	(20.63)	71,820	0.48		1.41	(h)	1.43		3
2021	21.37	0.12	9.60	9.72	—	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44		1.41	(h)	1.43		6
Class C
2026(f)	$13.09	$(0.02)	$0.68	$0.66	$—	$(2.37)	$(2.37)	$—	$11.38	6.82%	$5,339	(0.39	)%(g)	2.30	%(g)	2.33	%(g)	1%
2025	12.04	(0.07)	1.12	1.05	—	—	—	—	13.09	8.72	7,169	(0.58)		2.24	(h)	2.28		2
2024	15.74	(0.10)	2.31	2.21	(0.05)	(5.86)	(5.91)	0.00	12.04	16.88	10,721	(0.74)		2.25	(h)	2.29		2
2023	15.67	(0.09)	2.17	2.08	—	(2.01)	(2.01)	0.00	15.74	13.23	18,012	(0.52)		2.23	(h)	2.26		2
2022	23.95	(0.05)	(4.05)	(4.10)	—	(4.18)	(4.18)	0.00	15.67	(21.22)	25,567	(0.25)		2.16	(h)	2.18		3
2021	18.31	(0.06)	8.11	8.05	—	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)		2.15	(h)	2.17		6
Class I
2026(f)	$18.29	$0.05	$0.94	$0.99	$(0.12)	$(3.31)	$(3.43)	$—	$15.85	7.35%	$64,996	0.62	%(g)	1.30	%(g)	1.33	%(g)	1%
2025	16.65	0.07	1.57	1.64	—	—	—	—	18.29	9.85	77,499	0.42		1.24	(h)	1.28		2
2024	21.75	0.05	3.19	3.24	(0.11)	(8.23)	(8.34)	0.00	16.65	18.00	119,094	0.25		1.25	(h)	1.29		2
2023	21.63	0.11	2.99	3.10	(0.20)	(2.78)	(2.98)	0.00	21.75	14.38	209,432	0.48		1.23	(h)	1.26		2
2022	31.38	0.20	(5.62)	(5.42)	(0.15)	(4.18)	(4.33)	0.00	21.63	(20.44)	264,171	0.74		1.16	(h)	1.18		3
2021	23.13	0.21	10.45	10.66	—	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72		1.15	(h)	1.17		6

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(e)	Before advisory fee reduction on unsupervised assets totalling 0.02%, 0.04%, 0.04%, 0.04%, 0.03%, and 0.02% of net assets for the six months ended March 31, 2026 and the fiscal years ended September 30, 2025, 2024, 2023, 2022, and 2021.
(f)	For the six months ended March 31, 2026, unaudited.
(g)	Annualized.
(h)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.45% (Class AAA and Class A), 2.20% (Class C), and 1.20% (Class I) for the fiscal year ended September 30, 2025. For the fiscal years ended September 30, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2026(d)	$14.98	$0.07	$(0.34)	$(0.27)	$(0.15)	$(0.85)	$(1.00)	$—	$13.71	(1.94)%	$3,640	0.99	%(e)	1.15	%(e)	2.64	%(e)	48%
2025	12.29	0.24	2.75	2.99	(0.30)	—	(0.30)	0.00	14.98	24.68	3,734	1.79		1.16	(f)	2.16		63
2024	11.31	0.28	1.02	1.30	(0.32)	—	(0.32)	—	12.29	11.69	3,284	2.42		1.15	(f)	2.08		71
2023	12.54	0.24	0.02	0.26	(0.32)	(1.17)	(1.49)	—	11.31	1.84	3,352	1.98		1.16	(f)	1.82		36
2022	18.26	0.02	(3.96)	(3.94)	(0.17)	(1.61)	(1.78)	—	12.54	(23.78)	4,065	0.16		1.15	(f)	1.62		39
2021	15.59	0.05	3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27		1.15	(f)	1.56		34
Class A
2026(d)	$15.63	$0.08	$(0.36)	$(0.28)	$(0.15)	$(0.88)	$(1.03)	$—	$14.32	(1.88)%	$2,139	0.99	%(e)	1.15	%(e)	2.64	%(e)	48%
2025	12.80	0.24	2.88	3.12	(0.29)	—	(0.29)	0.00	15.63	24.72	2,307	1.79		1.16	(f)	2.16		63
2024	11.77	0.29	1.06	1.35	(0.32)	—	(0.32)	—	12.80	11.65	2,181	2.42		1.15	(f)	2.08		71
2023	13.04	0.25	0.02	0.27	(0.32)	(1.22)	(1.54)	—	11.77	1.80	2,243	1.95		1.16	(f)	1.82		36
2022	18.91	0.02	(4.12)	(4.10)	(0.16)	(1.61)	(1.77)	—	13.04	(23.77)	3,419	0.16		1.15	(f)	1.62		39
2021	16.13	0.04	3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24		1.17	(f)	1.58		34
Class C
2026(d)	$16.88	$0.02	$(0.38)	$(0.36)	$(0.10)	$(0.95)	$(1.05)	$—	$15.47	(2.22)%	$655	0.27	%(e)	1.90	%(e)	3.39	%(e)	48%
2025	13.83	0.15	3.10	3.25	(0.20)	—	(0.20)	0.00	16.88	23.69	869	1.04		1.91	(f)	2.91		63
2024	12.70	0.22	1.15	1.37	(0.24)	—	(0.24)	—	13.83	10.88	1,083	1.69		1.90	(f)	2.83		71
2023	14.04	0.16	0.03	0.19	(0.22)	(1.31)	(1.53)	—	12.70	1.06	1,534	1.16		1.91	(f)	2.57		36
2022	20.24	(0.10)	(4.43)	(4.53)	(0.06)	(1.61)	(1.67)	—	14.04	(24.32)	3,297	(0.60)		1.90	(f)	2.37		39
2021	17.26	(0.10)	3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)		1.90	(f)	2.31		34
Class I
2026(d)	$15.04	$0.09	$(0.34)	$(0.25)	$(0.17)	$(0.85)	$(1.02)	$—	$13.77	(1.77)%	$4,912	1.28	%(e)	0.90	%(e)	2.39	%(e)	48%
2025	12.33	0.27	2.78	3.05	(0.34)	—	(0.34)	0.00	15.04	25.07	6,382	2.04		0.91	(f)	1.91		63
2024	11.35	0.31	1.02	1.33	(0.35)	—	(0.35)	—	12.33	11.93	7,456	2.69		0.90	(f)	1.83		71
2023	12.59	0.26	0.02	0.28	(0.35)	(1.17)	(1.52)	—	11.35	2.05	13,101	2.14		0.91	(f)	1.57		36
2022	18.32	0.06	(3.98)	(3.92)	(0.20)	(1.61)	(1.81)	—	12.59	(23.56)	28,839	0.39		0.90	(f)	1.37		39
2021	15.64	0.09	3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51		0.90	(f)	1.31		34

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2026 and the fiscal years ended September 30, 2025 and 2023, if credits had not been received, the ratios of operating expenses to average net assets would have been 1.16%, 1.18% and 1.17% (Class AAA and Class A), 1.91%, 1.93% and 1.92% (Class C), and 0.91%, 0.93% and 0.92% (Class I). For the fiscal years ended September 30, 2024, 2022, and 2021, there was no material impact on the expense ratios.
(d)	For the six months ended March 31, 2026, unaudited.
(e)	Annualized.
(f)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.15% (Class AAA and Class A), 1.90% (Class C), and 0.90% (Class I) for the fiscal year ended September 30, 2025. For the fiscal years ended September 30, 2024, 2023, 2022, and 2021, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Equity Fund
Class AAA
2026(c)	$11.53	$0.00 (d)	$(0.03)	$(0.03)	$—		$(1.49)	$(1.49)	$10.01	(0.31)%	$36,477		0.09	%(e)	1.80	%(e)	1.80	%(e)	27%
2025	12.13	0.02	0.34	0.36	(0.04)		(0.92)	(0.96)	11.53	2.87	40,783		0.14		1.68	(f)	1.68		75
2024	10.55	0.05	2.08	2.13	(0.08)		(0.47)	(0.55)	12.13	21.07	43,652		0.48		1.59	(f)	1.60		35
2023	10.28	0.05	1.03	1.08	(0.04)		(0.77)	(0.81)	10.55	10.23	40,346		0.51		1.64		1.64		44
2022	13.37	0.04	(0.93)	(0.89)	(0.00	)(d)	(2.20)	(2.20)	10.28	(8.75)	41,068		0.30		1.64		1.64		50
2021	11.02	0.00 (d)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468		(0.00	)(g)	1.64		1.64		66
Class A
2026(c)	$11.52	$0.00 (d)	$(0.03)	$(0.03)	$—		$(1.49)	$(1.49)	$10.00	(0.33)%	$532		0.09	%(e)	1.80	%(e)	1.80	%(e)	27%
2025	12.13	0.02	0.33	0.35	(0.04)		(0.92)	(0.96)	11.52	2.77	574		0.14		1.68	(f)	1.68		75
2024	10.54	0.05	2.09	2.14	(0.08)		(0.47)	(0.55)	12.13	21.18	794		0.49		1.59	(f)	1.60		35
2023	10.27	0.06	1.02	1.08	(0.04)		(0.77)	(0.81)	10.54	10.22	688		0.51		1.64		1.64		44
2022	13.36	0.04	(0.93)	(0.89)	(0.00	)(d)	(2.20)	(2.20)	10.27	(8.76)	788		0.29		1.64		1.64		50
2021	10.99	0.00 (d)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933		(0.03)		1.67		1.67		66
Class C(h)
2026(c)	$10.27	$(0.04)	$1.30	$1.26	$—		$(1.33)	$(1.33)	$10.20	14.05%	$0	(i)	(0.76	)%(e)	2.56	%(e)	2.56	%(e)	27%
2025	10.83	(0.06)	0.32	0.26	—		(0.82)	(0.82)	10.27	2.25	0	(i)	(0.57)		2.43	(f)	2.43		75
2024	9.41	(0.03)	1.87	1.84	—		(0.42)	(0.42)	10.83	20.26	13		(0.27)		2.34	(f)	2.35		35
2023	9.21	(0.03)	0.92	0.89	—		(0.69)	(0.69)	9.41	9.37	11		(0.28)		2.39		2.39		44
2022	12.27	(0.05)	(0.81)	(0.86)	—		(2.20)	(2.20)	9.21	(9.40)	25		(0.48)		2.39		2.39		50
2021	10.18	(0.11)	2.68	2.57	—		(0.48)	(0.48)	12.27	25.93	37		(1.00)		2.39		2.39		66
Class I
2026(c)	$11.47	$0.02	$(0.04)	$(0.02)	$—		$(1.48)	$(1.48)	$9.97	(0.19)%	$782		0.34	%(e)	1.55	%(e)	1.55	%(e)	27%
2025	12.08	0.04	0.34	0.38	(0.07)		(0.92)	(0.99)	11.47	3.03	957		0.40		1.43	(f)	1.43		75
2024	10.50	0.08	2.08	2.16	(0.11)		(0.47)	(0.58)	12.08	21.47	1,181		0.74		1.34	(f)	1.35		35
2023	10.23	0.08	1.03	1.11	(0.07)		(0.77)	(0.84)	10.50	10.54	1,192		0.74		1.39		1.39		44
2022	13.32	0.07	(0.92)	(0.85)	(0.04)		(2.20)	(2.24)	10.23	(8.52)	1,907		0.56		1.39		1.39		50
2021	10.98	0.03	2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004		0.25		1.39		1.39		66

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(c)	For the six months ended March 31, 2026, unaudited.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)	The Fund incurred interest expense. For the six months ended March 31, 2026 and the fiscal years ended September 30, 2025 and 2024, there was no material impact on the expense ratios.
(g)	Amount represents less than (0.005)%.
(h)	Due to Class C’s relatively low net assets, certain ratios, total returns and per share amounts have been affected by rounding and may not conform to other share classes.
(i)	Actual net assets for Class C are $102.08 and $102.79 for the six months ended March 31, 2026 and the fiscal year ended September 30, 2025.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)		Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Balanced Fund
Class AAA
2026(c)	$10.62	$0.05	$(0.10)	$(0.05)	$(0.05)	$(1.24)	$(1.29)	$9.28	(0.62)%	$23,118	0.96	%(d)	1.65	%(d)(e)	1.65	%(d)	19%
2025	10.85	0.13	0.41	0.54	(0.13)	(0.64)	(0.77)	10.62	5.21	26,286	1.26		1.43	(e)	1.44		77
2024	9.34	0.13	1.71	1.84	(0.13)	(0.20)	(0.33)	10.85	20.22	29,661	1.26		1.39	(e)	1.39		36
2023	9.20	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.34	9.57	27,932	1.18		1.46		1.46		39
2022	12.11	0.07	(1.44)	(1.37)	(0.07)	(1.47)	(1.54)	9.20	(13.36)	31,492	0.68		1.41		1.41		46
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22		1.41		1.41		65
Class A
2026(c)	$10.72	$0.05	$(0.10)	$(0.05)	$(0.05)	$(1.25)	$(1.30)	$9.37	(0.60)%	$3,853	0.96	%(d)	1.65	%(d)(e)	1.65	%(d)	19%
2025	10.95	0.13	0.41	0.54	(0.13)	(0.64)	(0.77)	10.72	5.21	4,662	1.26		1.43	(e)	1.44		77
2024	9.42	0.13	1.74	1.87	(0.13)	(0.21)	(0.34)	10.95	20.28	5,040	1.26		1.39	(e)	1.39		36
2023	9.28	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.42	9.54	4,813	1.18		1.46		1.46		39
2022	12.20	0.07	(1.45)	(1.38)	(0.07)	(1.47)	(1.54)	9.28	(13.35)	5,702	0.66		1.41		1.41		46
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20		1.43		1.43		65
Class C
2026(c)	$10.88	$0.01	$(0.10)	$(0.09)	$(0.01)	$(1.27)	$(1.28)	$9.51	(1.00)%	$188	0.21	%(d)	2.40	%(d)(e)	2.40	%(d)	19%
2025	11.11	0.05	0.43	0.48	(0.06)	(0.65)	(0.71)	10.88	4.45	236	0.50		2.18	(e)	2.19		77
2024	9.55	0.05	1.77	1.82	(0.05)	(0.21)	(0.26)	11.11	19.42	628	0.51		2.14	(e)	2.14		36
2023	9.43	0.04	0.78	0.82	(0.07)	(0.63)	(0.70)	9.55	8.67	884	0.45		2.21		2.21		39
2022	12.39	(0.02)	(1.46)	(1.48)	(0.01)	(1.47)	(1.48)	9.43	(14.02)	491	(0.15)		2.16		2.16		46
2021	11.15	(0.07)	1.81	1.74	—	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)		2.16		2.16		65
Class I
2026(c)	$10.60	$0.06	$(0.10)	$(0.04)	$(0.06)	$(1.24)	$(1.30)	$9.26	(0.51)%	$3,009	1.22	%(d)	1.40	%(d)(e)	1.40	%(d)	19%
2025	10.82	0.16	0.42	0.58	(0.16)	(0.64)	(0.80)	10.60	5.57	2,854	1.51		1.18	(e)	1.19		77
2024	9.32	0.15	1.71	1.86	(0.16)	(0.20)	(0.36)	10.82	20.45	3,197	1.52		1.14	(e)	1.14		36
2023	9.18	0.14	0.77	0.91	(0.15)	(0.62)	(0.77)	9.32	9.86	2,714	1.43		1.21		1.21		39
2022	12.09	0.10	(1.44)	(1.34)	(0.10)	(1.47)	(1.57)	9.18	(13.15)	3,205	0.93		1.16		1.16		46
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47		1.16		1.16		65

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(c)	For the six months ended March 31, 2026, unaudited.
(d)	Annualized.
(e)	The Fund incurred interest expense. For the six months ended March 31, 2026 and the fiscal years ended September 30, 2025 and 2024, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

Keeley Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2026(d)	$24.21	$0.03	$4.23	$4.26	$(0.15)		$(1.67)	$(1.82)		$—	$26.65	18.55%	$12,419	0.25	%(e)	1.68	%(e)	1.25	%(e)	12%
2025	27.11	0.11	3.21	3.32	(0.18)		(6.04)	(6.22)		—	24.21	12.98	9,372	0.48		1.66		1.25	(f)	47
2024	22.91	0.14	4.75	4.89	(0.18)		(0.51)	(0.69)		0.00	27.11	22.00	9,156	0.57		1.58		1.25	(f)	21
2023	20.74	0.14	2.39	2.53	(0.08)		(0.28)	(0.36)		0.00	22.91	12.17	7,599	0.63		1.60		1.25		17
2022	25.74	0.06	(3.61)	(3.55)	(0.01)		(1.44)	(1.45)		—	20.74	(14.79)	7,300	0.23		1.64		1.25	(f)	15
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	—	(0.00	)(b)	—	25.74	67.16	9,838	0.15		1.64		1.25	(f)	21
Class A
2026(d)	$22.65	$0.03	$3.96	$3.99	$(0.15)		$(1.56)	$(1.71)		$—	$24.93	18.57%	$7,909	0.25	%(e)	1.67	%(e)	1.25	%(e)	12%
2025	25.39	0.10	3.01	3.11	(0.19)		(5.66)	(5.85)		—	22.65	12.96	7,071	0.47		1.66		1.25	(f)	47
2024	21.47	0.13	4.45	4.58	(0.18)		(0.48)	(0.66)		0.00	25.39	22.01	9,670	0.57		1.58		1.25	(f)	21
2023	19.45	0.14	2.23	2.37	(0.09)		(0.26)	(0.35)		0.00	21.47	12.17	7,125	0.63		1.60		1.25		17
2022	24.23	0.06	(3.38)	(3.32)	(0.02)		(1.44)	(1.46)		—	19.45	(14.78)	5,820	0.25		1.65		1.25	(f)	15
2021	14.50	0.03	9.70	9.73	—		—	—		—	24.23	67.10	5,539	0.14		1.65		1.27	(f)	21
Class C
2026(d)	$18.22	$(0.05)	$3.21	$3.16	$—		$(1.26)	$(1.26)		$—	$20.12	18.16%	$1,051	(0.51	)%(e)	2.42	%(e)	2.00	%(e)	12%
2025	20.42	(0.05)	2.40	2.35	(0.01)		(4.54)	(4.55)		—	18.22	12.10	978	(0.29)		2.41		2.00	(f)	47
2024	17.30	(0.03)	3.58	3.55	(0.05)		(0.38)	(0.43)		0.00	20.42	21.09	1,819	(0.19)		2.33		2.00	(f)	21
2023	15.73	(0.02)	1.80	1.78	—		(0.21)	(0.21)		0.00	17.30	11.29	2,349	(0.12)		2.35		2.00		17
2022	19.98	(0.10)	(2.71)	(2.81)	—		(1.44)	(1.44)		—	15.73	(15.38)	1,931	(0.53)		2.39		2.00	(f)	15
2021	12.04	(0.11)	8.05	7.94	—		—	—		—	19.98	65.95	2,336	(0.60)		2.39		2.00	(f)	21
Class I
2026(d)	$25.39	$0.07	$4.42	$4.49	$(0.21)		$(1.75)	$(1.96)		$—	$27.92	18.68%	$64,628	0.49	%(e)	1.42	%(e)	1.00	%(e)	12%
2025	28.42	0.18	3.38	3.56	(0.25)		(6.34)	(6.59)		—	25.39	13.29	53,136	0.76		1.41		1.00	(f)	47
2024	24.01	0.21	4.97	5.18	(0.24)		(0.53)	(0.77)		0.00	28.42	22.29	50,062	0.81		1.33		1.00	(f)	21
2023	21.74	0.21	2.49	2.70	(0.14)		(0.29)	(0.43)		0.00	24.01	12.41	51,005	0.88		1.35		1.00		17
2022	26.90	0.13	(3.77)	(3.64)	(0.08)		(1.44)	(1.52)		—	21.74	(14.54)	34,321	0.49		1.39		1.00	(f)	15
2021	16.09	0.10	10.75	10.85	(0.04)		—	(0.04)		—	26.90	67.55	33,644	0.40		1.39		1.00	(f)	21

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	For the six months ended March 31, 2026, unaudited.
(e)	Annualized.
(f)	The Fund incurred interest expense. For the fiscal years ended September 30, 2025, 2024, 2022, and 2021, there was no material impact to the expense ratios.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$8,500
James P. Conn	$13,500
Leslie F. Foley	$8,500
Mary E. Hauck	$8,500
Michael J. Melarkey	$8,500
Werner J. Roeder	$10,500
Salvatore J. Zizza	$11,500
Eileen Nakamura	$0

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 8, 2026

*	Print the name and title of each signing officer under his or her signature.